UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

230 Congress Street, Floor 5

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

230 Congress Street, Floor 5

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

December 31, 2012

Before investing you should carefully consider a Fund's investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.quant-shares.com. Please read the prospectuses carefully before you invest.

Risks:  There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. There is a risk that during a “bull” market, when most equity securities and long only ETFs are increasing in value, a Fund's short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security's price is peaking. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and as a result, the Fund could lose more that the amount it invests. When utilizing short selling, the amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain. For further risk information on each Fund, please read the prospectus.

Shares of QuantShares are bought and sold at market price (not NAV, as defined below) and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price (as defined below) returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times. Fund returns assume that dividends and capital gains distributions have been reinvested in a Fund at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.

Beta is a measure of an asset's sensitivity to an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within each ETF. Russell 1000 is an index of approximately 1000 of the largest companies in the U.S. Equity market. One cannot invest directly in an index.

The owners of Shares may purchase or redeem Shares from a Fund in Creation Units only, and the purchase and sale price of individual Shares trading on an Exchange may be below, at, or above the most recently calculated NAV for such Shares.

Distributor:  Foreside Fund Services, LLC

I	Allocation of Portfolio Holdings and Sector Weightings
1	Schedule of Investments
1	QuantShares U.S. Market Neutral Momentum Fund
8	QuantShares U.S. Market Neutral Value Fund
15	QuantShares U.S. Market Neutral Size Fund
22	QuantShares U.S. Market Neutral Anti-Beta Fund
29	Statements of Assets and Liabilities
30	Statements of Operations
31	Statements of Changes in Net Assets
34	Financial Highlights
36	Notes to Financial Statements
49	Expense Examples
51	Additional Information

Each Fund invests in certain securities long and certain securities short pursuant to the Index it seeks to track (i.e., Target Index), and the performance of the Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then a Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, a Fund will generate a negative return.

The “U.S. Thematic Market Neutral IndicesSM” are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use. “Dow Jones®”, “U.S. Thematic Market Neutral IndicesSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed for use for certain purposes by FFCM LLC (“Licensee”). The Funds based on the U.S. Thematic Market Neutral IndicesSM are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates. Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones’, CME’s and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the “U.S. Thematic Market Neutral IndicesSM”, which is determined, composed and calculated by CME without regard to the Licensee or the Funds. Dow Jones and CME have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating “U.S. Thematic Market Neutral IndicesSM”. Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the “U.S. Thematic Market Neutral IndicesSM”. It is possible that this trading activity will affect the value of the “U.S. Thematic Market Neutral IndicesSM” and the Funds.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME.

FQF Trust
Allocation of Portfolio Holdings and Sector Weightings
December 31, 2012 (Unaudited)

QuantShares U.S. Market Neutral Momentum Fund (MOM)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Momentum Index (the “Target Momentum Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Momentum Index. The Target Momentum Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Held Long	90%
Equity Securities Held Short	-90%
Swap Agreements — Long	10%
Swap Agreements — Short	-10%

Largest Equity Holdings — Long

Security	% of Net Assets
Pioneer Natural Resources Co.	0.5%
Alliance Data Systems Corp.	0.5%
Regeneron Pharmaceuticals, Inc.	0.5%
Hain Celestial Group, Inc./The	0.5%
Polaris Industries, Inc.	0.5%
DaVita HealthCare Partners, Inc.	0.5%
Time Warner Cable, Inc.	0.5%
Six Flags Entertainment Corp.	0.5%
Alexion Pharmaceuticals, Inc.	0.5%
Vitamin Shoppe, Inc.	0.5%

Largest Equity Holdings — Short

Security	% of Net Assets
Chipotle Mexican Grill, Inc.	-0.5%
Live Nation Entertainment, Inc.	-0.5%
WGL Holdings, Inc.	-0.5%
FactSet Research Systems, Inc.	-0.5%
AGL Resource, Inc.	-0.5%
Public Service Enterprise Group, Inc.	-0.5%
Laboratory Corp. of America Holdings	-0.5%
TreeHouse Foods, Inc	-0.5%
Smithfield Foods, Inc.	-0.5%
National Fuel Gas Co.	-0.5%

Sector Weightings	% Long Weight	% Short Weight
Basic Materials	4.99%	-4.98%
Consumer Goods	10.03%	-10.02%
Consumer Services	14.01%	-14.03%
Energy	7.52%	-7.52%
Financials	19.54%	-19.53%
Health Care	10.01%	-10.02%
Industrials	17.01%	-17.01%
Technology	10.48%	-10.49%
Telecommunications	1.50%	-1.50%
Utilities	5.02%	-5.03%

I

FQF Trust
Allocation of Portfolio Holdings and Sector Weightings
December 31, 2012 (Unaudited)

QuantShares U.S. Market Neutral Value Fund (CHEP)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Value Index (the “Target Value Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Value Index. The Target Value Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Held Long	90%
Equity Securities Held Short	-90%
Swap Agreements — Long	10%
Swap Agreements — Short	-10%

Largest Equity Holdings — Long

Security	% of Net Assets
Everest Re Group Ltd.	0.5%
Tech Data Corp.	0.5%
Public Service Enterprise Group, Inc.	0.5%
Darling International, Inc.	0.5%
Quest Diagnostics, Inc.	0.5%
L-3 Communications Holdings, Inc.	0.5%
Rock-Tenn Co., Class A	0.5%
Assured Guaranty Ltd.	0.5%
American Electric Power Co., Inc.	0.5%
Huntington Ingalls Industries, Inc.	0.5%

Largest Equity Holdings — Short

Security	% of Net Assets
Chipotle Mexican Grill, Inc.	-0.5%
Vitamin Shoppe, Inc.	-0.5%
Perrigo Co.	-0.5%
Visa, Inc., Class A	-0.5%
Boston Properties, Inc.	-0.5%
Mettler-Toledo International, Inc.	-0.5%
Forest City Enterprises, Inc., Class A	-0.5%
T. Rowe Price Group, Inc.	-0.5%
Ulta Salon Cosmetics & Fragrance, Inc.	-0.5%
Corporate Executive Board Co./The	-0.5%

Sector Weightings	% Long Weight	% Short Weight
Basic Materials	4.99%	-4.99%
Consumer Goods	10.02%	-10.02%
Consumer Services	14.02%	-14.05%
Energy	7.52%	-7.52%
Financials	20.04%	-20.03%
Health Care	9.52%	-9.50%
Industrials	17.54%	-17.54%
Technology	10.51%	-10.50%
Telecommunications	1.00%	-1.00%
Utilities	5.03%	-5.03%

II

FQF Trust
Allocation of Portfolio Holdings and Sector Weightings
December 31, 2012 (Unaudited)

QuantShares U.S. Market Neutral Size Fund (SIZ)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Size Index (the “Target Size Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Size Index. The Target Size Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Held Long	90%
Equity Securities Held Short	-91%
Swap Agreements — Long	10%
Swap Agreements — Short	-10%

Largest Equity Holdings — Long

Security	% of Net Assets
Washington Post Co./The, Class B	0.5%
Teekay Corp.	0.5%
McDermott International, Inc.	0.5%
ViaSat, Inc.	0.5%
Live Nation Entertainment, Inc.	0.5%
Covanta Holding Corp.	0.5%
Vectren Corp.	0.5%
Exelis, Inc.	0.5%
Forest City Enterprises, Inc., Class A	0.5%
Piedmont Natural Gas Co., Inc.	0.5%

Largest Equity Holdings — Short

Security	% of Net Assets
Abbott Laboratories	-1.0%
Intuitive Surgical, Inc.	-0.5%
Apple, Inc.	-0.5%
Salesforce.com, Inc.	-0.5%
Praxair, Inc.	-0.5%
Sherwin-Williams Co./The	-0.5%
Simon Property Group,Inc.	-0.5%
State Street Corp.	-0.5%
Philip Morris International, Inc.	-0.5%
Allergan, Inc.	-0.5%

Sector Weightings	% Long Weight	% Short Weight
Basic Materials	4.47%	-4.48%
Consumer Goods	9.97%	-9.97%
Consumer Services	14.46%	-14.43%
Energy	7.49%	-7.49%
Financials	19.44%	-19.41%
Health Care	8.97%	-8.98%
Industrials	17.93%	-17.95%
Technology	10.45%	-10.47%
Telecommunications	1.50%	-1.50%
Utilities	5.01%	-5.00%

III

FQF Trust
Allocation of Portfolio Holdings and Sector Weightings
December 31, 2012 (Unaudited)

QuantShares U.S. Market Neutral Anti-Beta Fund (BTAL)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (the “Target Anti-Beta Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Anti-Beta Index. The Target Anti-Beta Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Held Long	91%
Equity Securities Held Short	-90%
Swap Agreement — Long	10%
Swap Agreements — Short	-10%

Largest Equity Holdings — Long

Security	% of Net Assets
Abbott Laboratories	1.0%
Alleghany Corp.	0.5%
International Business Machines Corp.	0.5%
GOOGLE, Inc., Class A	0.5%
AutoZone, Inc.	0.5%
TreeHouse Foods, Inc.	0.5%
Everest Re Group Ltd.	0.5%
Broadridge Financial Solutions, Inc.	0.5%
Haemonetics Corp.	0.5%
United Parcel Service, Inc., Class B	0.5%

Largest Equity Holdings — Short

Security	% of Net Assets
Teekay Corp.	-0.5%
priceline.com, Inc.	-0.5%
Regeneron Pharmaceuticals, Inc.	-0.5%
McDermott International, Inc.	-0.5%
AGL Resources, Inc.	-0.5%
Live Nation Entertainment, Inc.	-0.5%
Wynn Resorts Ltd.	-0.5%
Affiliated Managers Group, Inc.	-0.5%
Forest City Enterprises, Inc., Class A	-0.5%
Fossil, Inc.	-0.5%

Sector Weightings	% Long Weight	% Short Weight
Basic Materials	4.99%	-4.98%
Consumer Goods	10.04%	-10.01%
Consumer Services	13.99%	-14.01%
Energy	7.03%	-7.02%
Financials	19.56%	-19.50%
Health Care	9.50%	-9.51%
Industrials	17.54%	-17.51%
Technology	11.01%	-10.98%
Telecommunications	1.50%	-1.50%
Utilities	5.02%	-5.02%

IV

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long – 90.1%
Aerospace & Defense – 0.5%
TransDigm Group, Inc.(a)	41	$5,591
Airlines – 0.4%
US Airways Group, Inc.(a)*	412	5,562
Auto Components – 0.4%
TRW Automotive Holdings Corp.*	103	5,522
Automobiles – 0.4%
Thor Industries, Inc.(a)	149	5,577
Beverages – 0.9%
Brown-Forman Corp., Class B(a)	88	5,566
Constellation Brands, Inc., Class A(a)*	158	5,592
		11,158
Biotechnology – 4.5%
Alexion Pharmaceuticals, Inc.(a)*	60	5,629
Amgen, Inc.(a)	65	5,611
Arena Pharmaceuticals, Inc.*	617	5,565
Ariad Pharmaceuticals, Inc.(a)*	289	5,543
Gilead Sciences, Inc.*	76	5,582
Medivation, Inc.*	109	5,577
Onyx Pharmaceuticals, Inc.(a)*	74	5,589
Pharmacyclics, Inc.(a)*	96	5,559
Regeneron Pharmaceuticals, Inc.(a)*	33	5,645
Seattle Genetics, Inc.*	241	5,591
		55,891
Building Products – 2.2%
A.O. Smith Corp.(a)	89	5,613
Fortune Brands Home & Security, Inc.(a)*	189	5,523
Lennox International, Inc.(a)	106	5,567
Masco Corp.(a)	336	5,598
USG Corp.(a)*	198	5,558
		27,859
Capital Markets – 1.4%
Affiliated Managers Group, Inc.(a)*	43	5,597
Invesco Ltd.(a)	215	5,609
SEI Investments Co.(a)	238	5,555
		16,761
Chemicals – 5.4%
Ashland, Inc.(a)	69	5,548
Chemtura Corp.(a)*	261	5,549
Cytec Industries, Inc.(a)	81	5,575
Eastman Chemical Co.(a)	82	5,580
Huntsman Corp.	349	5,549
LyondellBasell Industries N.V., Class A(a)	98	5,595
NewMarket Corp.(a)	21	5,506
PolyOne Corp.	274	5,595

	Number of Shares	Value
PPG Industries, Inc.(a)	41	$5,549
Sherwin-Williams Co./The(a)	36	5,538
Valspar Corp.(a)	89	5,554
W.R. Grace & Co.(a)*	83	5,580
		66,718
Commercial Banks – 3.2%
M&T Bank Corp.	57	5,613
Regions Financial Corp.(a)	784	5,582
SunTrust Banks, Inc.(a)	197	5,585
Susquehanna Bancshares, Inc.(a)	531	5,565
Synovus Financial Corp.	2,252	5,517
Texas Capital Bancshares, Inc.(a)*	125	5,602
Wells Fargo & Co.(a)	164	5,606
		39,070
Commercial Services & Supplies – 0.4%
Corrections Corp. of America	157	5,569
Communications Equipment – 0.4%
Harris Corp.(a)	114	5,581
Computers & Peripherals – 1.3%
Apple, Inc.(a)	10	5,330
NCR Corp.*	219	5,580
Seagate Technology plc(a)	182	5,548
		16,458
Construction & Engineering – 0.5%
Shaw Group, Inc./The(a)*	120	5,593
Construction Materials – 0.4%
Eagle Materials, Inc.(a)	95	5,558
Consumer Finance – 0.5%
Discover Financial Services(a)	145	5,590
Distributors – 0.5%
LKQ Corp.*	265	5,592
Diversified Financial Services – 1.3%
Bank of America Corp.	478	5,545
Citigroup, Inc.	141	5,578
Moody's Corp.(a)	111	5,585
		16,708
Electric Utilities – 1.4%
Cleco Corp.(a)	140	5,602
NextEra Energy, Inc.(a)	81	5,604
NV Energy, Inc.	308	5,587
		16,793
Electrical Equipment – 1.8%
Acuity Brands, Inc.(a)	82	5,554
EnerSys, Inc.(a)*	149	5,607
Hubbell, Inc., Class B(a)	66	5,585

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Roper Industries, Inc.(a)	50	$5,574
		22,320
Electronic Equipment, Instruments & Components – 0.5%
FEI Co.(a)	101	5,601
Energy Equipment & Services – 0.5%
Oceaneering International, Inc.(a)	104	5,594
Food & Staples Retailing – 0.9%
Fresh Market, Inc./The*	116	5,579
United Natural Foods, Inc.(a)*	104	5,573
		11,152
Food Products – 0.9%
Dean Foods Co.(a)*	340	5,613
Hain Celestial Group, Inc./The(a)*	104	5,639
		11,252
Gas Utilities – 0.5%
ONEOK, Inc.(a)	131	5,600
Health Care Equipment & Supplies – 1.3%
Cooper Cos., Inc./The	60	5,549
ResMed, Inc.	134	5,570
Sirona Dental Systems, Inc.*	86	5,544
		16,663
Health Care Providers & Services – 2.3%
Brookdale Senior Living, Inc.(a)*	220	5,570
Community Health Systems, Inc.(a)	181	5,564
DaVita HealthCare Partners, Inc.(a)*	51	5,637
HCA Holdings, Inc.(a)	183	5,521
Tenet Healthcare Corp.*	172	5,585
		27,877
Hotels, Restaurants & Leisure – 0.9%
Six Flags Entertainment Corp.(a)	92	5,630
Wyndham Worldwide Corp.(a)	105	5,587
		11,217
Household Durables – 4.1%
D.R. Horton, Inc.(a)	282	5,578
Jarden Corp.(a)*	108	5,584
Lennar Corp., Class A(a)	145	5,607
MDC Holdings, Inc.(a)	152	5,588
Mohawk Industries, Inc.(a)*	62	5,609
Newell Rubbermaid, Inc.(a)	252	5,612
PulteGroup, Inc.(a)*	307	5,575
Toll Brothers, Inc.(a)*	173	5,593
Whirlpool Corp.	55	5,596
		50,342
Industrial Conglomerates – 0.4%
Carlisle Cos., Inc.(a)	95	5,582

	Number of Shares	Value
Insurance – 4.1%
Allied World Assurance Co. Holdings AG(a)	71	$5,595
Allstate Corp./The(a)	139	5,584
American International Group, Inc.*	157	5,542
Assured Guaranty Ltd.	395	5,621
Cincinnati Financial Corp.(a)	143	5,600
CNO Financial Group, Inc.(a)	602	5,617
Fidelity National Financial, Inc., Class A(a)	237	5,581
First American Financial Corp.(a)	233	5,613
Old Republic International Corp.	524	5,580
		50,333
Internet & Catalog Retail – 0.5%
Expedia, Inc.(a)	91	5,592
Internet Software & Services – 3.1%
Akamai Technologies, Inc.(a)*	136	5,564
AOL, Inc.(a)*	187	5,537
CoStar Group, Inc.(a)*	62	5,541
eBay, Inc.(a)*	109	5,561
Equinix, Inc.(a)*	27	5,568
Rackspace Hosting, Inc.(a)*	75	5,570
VeriSign, Inc.(a)*	143	5,551
		38,892
IT Services – 3.2%
Alliance Data Systems Corp.(a)*	39	5,646
Computer Sciences Corp.	139	5,567
CoreLogic, Inc.(a)*	206	5,546
FleetCor Technologies, Inc.*	104	5,580
Lender Processing Services, Inc.(a)	228	5,613
Visa, Inc., Class A(a)	37	5,608
WEX, Inc.(a)*	74	5,577
		39,137
Leisure Equipment & Products – 0.9%
Brunswick Corp.(a)	192	5,585
Polaris Industries, Inc.(a)	67	5,638
		11,223
Life Sciences Tools & Services – 1.3%
Illumina, Inc.(a)*	100	5,559
PAREXEL International Corp.(a)*	188	5,563
PerkinElmer, Inc.(a)	176	5,586
		16,708
Machinery – 3.2%
Flowserve Corp.(a)	38	5,579
Ingersoll-Rand plc(a)	116	5,563
Manitowoc Co., Inc./The(a)	355	5,566
Oshkosh Corp.(a)*	189	5,604
Terex Corp.(a)*	198	5,566

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Toro Co./The(a)	130	$5,587
Valmont Industries, Inc.(a)	41	5,599
		39,064
Media – 3.6%
Comcast Corp., Class A(a)	149	5,570
Gannett Co., Inc.(a)	311	5,601
Lamar Advertising Co., Class A(a)*	143	5,541
Madison Square Garden Co./The, Class A(a)*	126	5,588
Scripps Networks Interactive, Inc., Class A	96	5,560
Sirius XM Radio, Inc.	1,919	5,546
Time Warner Cable, Inc.	58	5,637
Walt Disney Co./The(a)	112	5,577
		44,620
Multiline Retail – 0.4%
Dillard's, Inc., Class A(a)	66	5,529
Multi-Utilities – 1.8%
CMS Energy Corp.(a)	230	5,608
DTE Energy Co.	93	5,585
Sempra Energy(a)	79	5,604
Wisconsin Energy Corp.(a)	152	5,601
		22,398
Oil, Gas & Consumable Fuels – 6.3%
Cabot Oil & Gas Corp.(a)	113	5,621
Cheniere Energy, Inc.(a)*	295	5,540
Cobalt International Energy, Inc.(a)*	228	5,600
EOG Resources, Inc.(a)	46	5,556
HollyFrontier Corp.(a)	119	5,539
Kinder Morgan, Inc.(a)	158	5,582
Kodiak Oil & Gas Corp.(a)*	631	5,584
Marathon Oil Corp.	183	5,611
Marathon Petroleum Corp.(a)	89	5,607
Murphy Oil Corp.	94	5,598
Pioneer Natural Resources Co.	53	5,649
Tesoro Corp.(a)	127	5,594
Valero Energy Corp.(a)	164	5,596
Williams Cos., Inc./The(a)	171	5,599
		78,276
Paper & Forest Products – 0.5%
Louisiana-Pacific Corp.(a)*	289	5,583
Professional Services – 0.4%
Equifax, Inc.(a)	103	5,574
Real Estate Investment Trusts (REITs) – 5.4%
Brandywine Realty Trust(a)	459	5,595
CBL & Associates Properties, Inc.(a)	262	5,557
DDR Corp.	356	5,575
Extra Space Storage, Inc.(a)	154	5,604

	Number of Shares	Value
General Growth Properties, Inc.(a)	281	$5,578
Healthcare Realty Trust, Inc.(a)	233	5,595
Invesco Mortgage Capital, Inc.(a)	283	5,578
Omega Healthcare Investors, Inc.(a)	234	5,581
Ryman Hospitality Properties(a)	146	5,615
Sovran Self Storage, Inc.	90	5,589
Two Harbors Investment Corp.(a)	503	5,573
Weyerhaeuser Co.(a)	201	5,592
		67,032
Road & Rail – 0.5%
Old Dominion Freight Line, Inc.(a)*	163	5,588
Semiconductors & Semiconductor Equipment – 1.4%
Cirrus Logic, Inc.(a)*	192	5,562
Cymer, Inc.(a)*	62	5,607
Skyworks Solutions, Inc.*	275	5,582
		16,751
Software – 3.6%
ACI Worldwide, Inc.(a)*	128	5,592
Aspen Technology, Inc.(a)*	201	5,556
CommVault Systems, Inc.(a)*	80	5,577
Concur Technologies, Inc.(a)*	83	5,604
NetSuite, Inc.*	83	5,586
Salesforce.com, Inc.*	33	5,547
SolarWinds, Inc.(a)*	106	5,560
Ultimate Software Group, Inc.(a)*	59	5,570
		44,592
Specialty Retail – 5.4%
American Eagle Outfitters, Inc.(a)	272	5,579
Cabela's, Inc.(a)*	134	5,594
Chico's FAS, Inc.	301	5,556
DSW, Inc., Class A	84	5,518
Foot Locker, Inc.(a)	174	5,589
Gap, Inc./The(a)	180	5,587
Home Depot, Inc./The(a)	90	5,567
Lowe's Cos., Inc.	157	5,577
PetSmart, Inc.(a)	82	5,604
Pier 1 Imports, Inc.	279	5,580
TJX Cos., Inc.(a)	132	5,603
Vitamin Shoppe, Inc.(a)*	98	5,621
		66,975
Textiles, Apparel & Luxury Goods – 0.9%
Carter's, Inc.(a)*	101	5,621
PVH Corp.	50	5,550
		11,171
Thrifts & Mortgage Finance – 0.9%
Hudson City Bancorp, Inc.(a)	690	5,610
Ocwen Financial Corp.(a)*	162	5,603
		11,213

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Trading Companies & Distributors – 0.4%
United Rentals, Inc.(a)*	122	$5,553
Water Utilities – 0.9%
American Water Works Co., Inc.(a)	151	5,607
Aqua America, Inc.	220	5,592
		11,199
Wireless Telecommunication Services – 1.3%
Crown Castle International Corp.(a)*	77	5,556
SBA Communications Corp., Class A(a)*	78	5,540
Sprint Nextel Corp.(a)*	988	5,602
		16,698
Total Common Stocks Held Long (Cost $1,022,403)		1,116,052
Securities Sold Short – (90.1%)
Aerospace & Defense – (1.4%)
Alliant Techsystems, Inc.	(90)	(5,577)
Rockwell Collins, Inc.	(96)	(5,584)
Spirit Aerosystems Holdings, Inc., Class A*	(329)	(5,583)
		(16,744)
Air Freight & Logistics – (0.9%)
C.H. Robinson Worldwide, Inc.	(88)	(5,563)
Expeditors International of Washington, Inc.	(141)	(5,577)
		(11,140)
Auto Components – (2.7%)
BorgWarner, Inc.*	(78)	(5,586)
Gentex Corp.	(295)	(5,552)
Goodyear Tire & Rubber Co./The*	(404)	(5,579)
Johnson Controls, Inc.	(182)	(5,588)
Lear Corp.	(119)	(5,574)
Visteon Corp.*	(104)	(5,597)
		(33,476)
Automobiles – (0.4%)
Ford Motor Co.	(429)	(5,556)
Biotechnology – (0.4%)
Cepheid, Inc.*	(164)	(5,545)
Capital Markets – (1.3%)
E*TRADE Financial Corp.*	(623)	(5,576)
Legg Mason, Inc.	(217)	(5,581)
TD Ameritrade Holding Corp.	(331)	(5,564)
		(16,721)
Chemicals – (1.3%)
Celanese Corp.	(125)	(5,566)
Intrepid Potash, Inc.	(261)	(5,557)
Scotts Miracle-Gro Co./The, Class A	(127)	(5,594)
		(16,717)

	Number of Shares	Value
Commercial Banks – (1.8%)
Commerce Bancshares, Inc./MO	(159)	$(5,574)
First Niagara Financial Group, Inc.	(705)	(5,591)
Hancock Holding Co.	(177)	(5,618)
Valley National Bancorp	(603)	(5,608)
		(22,391)
Commercial Services & Supplies – (1.8%)
Clean Harbors, Inc.*	(102)	(5,611)
Republic Services, Inc.	(190)	(5,573)
Waste Connections, Inc.	(165)	(5,575)
Waste Management, Inc.	(166)	(5,601)
		(22,360)
Communications Equipment – (2.2%)
Aruba Networks, Inc.*	(268)	(5,561)
F5 Networks, Inc.*	(57)	(5,537)
Juniper Networks, Inc.*	(283)	(5,567)
Polycom, Inc.*	(526)	(5,502)
Riverbed Technology, Inc.*	(281)	(5,541)
		(27,708)
Computers & Peripherals – (1.3%)
Dell, Inc.	(547)	(5,541)
Hewlett-Packard Co.	(391)	(5,572)
NetApp, Inc.*	(166)	(5,569)
		(16,682)
Construction & Engineering – (1.4%)
AECOM Technology Corp.*	(235)	(5,593)
Fluor Corp.	(95)	(5,580)
Jacobs Engineering Group, Inc.*	(131)	(5,577)
		(16,750)
Containers & Packaging – (1.4%)
AptarGroup, Inc.	(117)	(5,583)
Sealed Air Corp.	(319)	(5,586)
Sonoco Products Co.	(188)	(5,589)
		(16,758)
Diversified Consumer Services – (0.9%)
Apollo Group, Inc., Class A*	(266)	(5,565)
Sotheby's	(166)	(5,581)
		(11,146)
Diversified Financial Services – (2.2%)
IntercontinentalExchange, Inc.*	(45)	(5,572)
Leucadia National Corp.	(235)	(5,591)
MSCI, Inc.*	(179)	(5,547)
NASDAQ OMX Group, Inc./The	(224)	(5,602)
NYSE Euronext	(176)	(5,551)
		(27,863)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Diversified Telecommunication Services – (0.4%)
Level 3 Communications, Inc.*	(241)	$(5,569)
Electric Utilities – (0.9%)
Entergy Corp.	(88)	(5,610)
Exelon Corp.	(188)	(5,591)
		(11,201)
Electronic Equipment, Instruments & Components – (1.8%)
Avnet, Inc.*	(182)	(5,571)
Corning, Inc.	(443)	(5,591)
FLIR Systems, Inc.	(250)	(5,577)
Jabil Circuit, Inc.	(288)	(5,556)
		(22,295)
Energy Equipment & Services – (3.6%)
Baker Hughes, Inc.	(136)	(5,554)
Halliburton Co.	(161)	(5,585)
Lufkin Industries, Inc.	(96)	(5,580)
Nabors Industries Ltd.*	(386)	(5,578)
Patterson-UTI Energy, Inc.	(300)	(5,589)
Superior Energy Services, Inc.*	(269)	(5,574)
Unit Corp.*	(124)	(5,586)
Weatherford International Ltd.*	(499)	(5,584)
		(44,630)
Food & Staples Retailing – (1.3%)
Casey's General Stores, Inc.	(104)	(5,522)
Kroger Co./The	(215)	(5,594)
Walgreen Co.	(151)	(5,589)
		(16,705)
Food Products – (2.7%)
Archer-Daniels-Midland Co.	(204)	(5,587)
Mead Johnson Nutrition Co.	(85)	(5,601)
Ralcorp Holdings, Inc.*	(62)	(5,558)
Smithfield Foods, Inc.*	(261)	(5,630)
TreeHouse Foods, Inc.*	(108)	(5,630)
Tyson Foods, Inc., Class A	(288)	(5,587)
		(33,593)
Gas Utilities – (1.4%)
AGL Resources, Inc.	(141)	(5,636)
National Fuel Gas Co.	(111)	(5,627)
WGL Holdings, Inc.	(144)	(5,643)
		(16,906)
Health Care Equipment & Supplies – (2.3%)
Alere, Inc.*	(302)	(5,587)
Becton, Dickinson and Co.	(71)	(5,552)
Boston Scientific Corp.*	(976)	(5,592)
Hill-Rom Holdings, Inc.	(196)	(5,586)
St Jude Medical, Inc.	(155)	(5,602)
		(27,919)

	Number of Shares	Value
Health Care Providers & Services – (5.0%)
AmerisourceBergen Corp.	(129)	$(5,570)
Cardinal Health, Inc.	(135)	(5,559)
Health Management Associates, Inc., Class A*	(602)	(5,611)
Health Net, Inc.*	(230)	(5,589)
HMS Holdings Corp.*	(215)	(5,573)
Humana, Inc.	(81)	(5,559)
Laboratory Corp. of America Holdings*	(65)	(5,630)
LifePoint Hospitals, Inc.*	(148)	(5,587)
Owens & Minor, Inc.	(196)	(5,588)
WellCare Health Plans, Inc.*	(114)	(5,551)
WellPoint, Inc.	(92)	(5,605)
		(61,422)
Health Care Technology – (0.5%)
Allscripts Healthcare Solutions, Inc.*	(593)	(5,586)
Hotels, Restaurants & Leisure – (3.2%)
Chipotle Mexican Grill, Inc.*	(19)	(5,652)
International Game Technology	(397)	(5,625)
Las Vegas Sands Corp.	(120)	(5,539)
McDonald's Corp.	(63)	(5,557)
MGM Resorts International*	(477)	(5,552)
Wendy's Co./The	(1,185)	(5,570)
Wynn Resorts Ltd.	(50)	(5,625)
		(39,120)
Household Durables – (0.4%)
Tempur-Pedic International, Inc.*	(176)	(5,542)
Independent Power Producers & Energy Traders – (0.5%)
AES Corp./The	(522)	(5,585)
Insurance – (3.2%)
Assurant, Inc.	(162)	(5,621)
Genworth Financial, Inc., Class A*	(744)	(5,587)
Loews Corp.	(137)	(5,583)
MetLife, Inc.	(170)	(5,600)
Reinsurance Group of America, Inc.	(104)	(5,566)
Unum Group	(269)	(5,601)
Willis Group Holdings plc	(167)	(5,600)
		(39,158)
IT Services – (1.3%)
Global Payments, Inc.	(123)	(5,572)
VeriFone Systems, Inc.*	(187)	(5,550)
Western Union Co./The	(410)	(5,580)
		(16,702)
Life Sciences Tools & Services – (0.4%)
Waters Corp.*	(64)	(5,576)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Machinery – (4.0%)
Caterpillar, Inc.	(62)	$(5,554)
CLARCOR, Inc.	(117)	(5,590)
Crane Co.	(120)	(5,554)
Gardner Denver, Inc.	(81)	(5,548)
Harsco Corp.	(237)	(5,570)
Joy Global, Inc.	(87)	(5,549)
Kennametal, Inc.	(139)	(5,560)
Timken Co.	(116)	(5,548)
Woodward, Inc.	(147)	(5,605)
		(50,078)
Marine – (0.4%)
Kirby Corp.*	(90)	(5,570)
Media – (0.9%)
Cablevision Systems Corp., Class A	(373)	(5,573)
Live Nation Entertainment, Inc.*	(607)	(5,651)
		(11,224)
Metals & Mining – (2.2%)
Alcoa, Inc.	(642)	(5,573)
Allegheny Technologies, Inc.	(182)	(5,525)
Cliffs Natural Resources, Inc.	(144)	(5,553)
Newmont Mining Corp.	(119)	(5,526)
Walter Energy, Inc.	(154)	(5,526)
		(27,703)
Multiline Retail – (0.9%)
Big Lots, Inc.*	(196)	(5,578)
Kohl's Corp.	(130)	(5,588)
		(11,166)
Multi-Utilities – (1.8%)
Ameren Corp.	(182)	(5,591)
Consolidated Edison, Inc.	(101)	(5,610)
Public Service Enterprise Group, Inc.	(184)	(5,630)
TECO Energy, Inc.	(333)	(5,581)
		(22,412)
Office Electronics – (0.4%)
Xerox Corp.	(816)	(5,565)
Oil, Gas & Consumable Fuels – (5.0%)
Alpha Natural Resources, Inc.*	(562)	(5,474)
Apache Corp.	(71)	(5,573)
Chesapeake Energy Corp.	(338)	(5,618)
Concho Resources, Inc.*	(69)	(5,559)
CONSOL Energy, Inc.	(173)	(5,553)
Hess Corp.	(106)	(5,614)
Newfield Exploration Co.*	(210)	(5,624)
Occidental Petroleum Corp.	(73)	(5,593)
Peabody Energy Corp.	(209)	(5,561)
SM Energy Co.	(107)	(5,586)

	Number of Shares	Value
World Fuel Services Corp.	(136)	$(5,599)
		(61,354)
Personal Products – (0.5%)
Avon Products, Inc.	(390)	(5,600)
Pharmaceuticals – (1.8%)
Endo Health Solutions, Inc.*	(213)	(5,595)
Hospira, Inc.*	(179)	(5,592)
ViroPharma, Inc.*	(246)	(5,599)
Warner Chilcott plc, Class A	(464)	(5,587)
		(22,373)
Professional Services – (1.4%)
IHS, Inc., Class A*	(58)	(5,568)
Nielsen Holdings N.V.*	(183)	(5,598)
Towers Watson & Co., Class A	(99)	(5,565)
		(16,731)
Real Estate Investment Trusts (REITs) – (8.6%)
Alexandria Real Estate Equities, Inc.	(81)	(5,615)
Annaly Capital Management, Inc.	(397)	(5,574)
AvalonBay Communities, Inc.	(41)	(5,559)
BRE Properties, Inc.	(110)	(5,591)
Chimera Investment Corp.	(2,143)	(5,593)
CYS Investments, Inc.	(471)	(5,563)
DiamondRock Hospitality Co.	(621)	(5,589)
Digital Realty Trust, Inc.	(82)	(5,567)
EPR Properties	(121)	(5,579)
Equity Lifestyle Properties, Inc.	(83)	(5,585)
Equity Residential	(99)	(5,610)
Home Properties, Inc.	(91)	(5,579)
Mack-Cali Realty Corp.	(214)	(5,588)
Mid-America Apartment Communities, Inc.	(86)	(5,568)
Piedmont Office Realty Trust, Inc., Class A	(310)	(5,596)
Senior Housing Properties Trust	(236)	(5,579)
UDR, Inc.	(235)	(5,588)
Vornado Realty Trust	(70)	(5,606)
Washington Real Estate Investment Trust	(211)	(5,518)
		(106,047)
Road & Rail – (1.4%)
CSX Corp.	(283)	(5,583)
Norfolk Southern Corp.	(90)	(5,566)
Ryder System, Inc.	(112)	(5,592)
		(16,741)
Semiconductors & Semiconductor Equipment – (2.7%)
Altera Corp.	(162)	(5,579)
Atmel Corp.*	(855)	(5,600)
Cypress Semiconductor Corp.*	(514)	(5,572)
Marvell Technology Group Ltd.	(765)	(5,554)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
NVIDIA Corp.	(453)	$(5,567)
ON Semiconductor Corp.*	(791)	(5,577)
		(33,449)
Software – (2.7%)
Activision Blizzard, Inc.	(524)	(5,565)
Electronic Arts, Inc.*	(385)	(5,594)
FactSet Research Systems, Inc.	(64)	(5,636)
Informatica Corp.*	(183)	(5,549)
QLIK Technologies, Inc.*	(257)	(5,582)
Rovi Corp.*	(361)	(5,570)
		(33,496)
Specialty Retail – (3.2%)
Abercrombie & Fitch Co., Class A	(117)	(5,612)
Bed Bath & Beyond, Inc.*	(100)	(5,591)
Best Buy Co., Inc.	(469)	(5,558)
Guess?, Inc.	(228)	(5,595)
Rent-A-Center, Inc.	(163)	(5,601)
Staples, Inc.	(490)	(5,586)
Tiffany & Co.	(97)	(5,562)
		(39,105)
Textiles, Apparel & Luxury Goods – (0.9%)
Coach, Inc.	(101)	(5,606)
Fossil, Inc.*	(60)	(5,586)
		(11,192)

	Number of Shares	Value
Thrifts & Mortgage Finance – (0.5%)
People's United Financial, Inc.	(462)	$(5,586)
Wireless Telecommunication Services – (0.5%)
Telephone & Data Systems, Inc.	(253)	(5,601)
Total Securities Sold Short (Proceeds Received $1,165,972)		(1,116,059)
Other assets less liabilities — 100.0%		1,238,133
Net Assets — 100.0%		$1,238,126
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At December 31, 2012, the aggregate amount held in a segregated account was $1,118,465.

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$178,472
Aggregate gross unrealized depreciation	(44,589)
Net unrealized appreciation	$133,883
Federal income tax cost of investments	$(133,890)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
89,307 USD	10/03/2013	Morgan Stanley	0.66%	Dow Jones U.S. Thematic Market Neutral Momentum Index	$34,224
(113,844) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index	(0.04)%	(10,119)
					$24,105

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long – 90.2%
Aerospace & Defense – 3.2%
Alliant Techsystems, Inc.(a)	270	$16,729
Esterline Technologies Corp.(a)*	261	16,602
General Dynamics Corp.(a)	240	16,625
Huntington Ingalls Industries, Inc.(a)	387	16,772
L-3 Communications Holdings, Inc.(a)	219	16,780
Northrop Grumman Corp.(a)	246	16,625
Raytheon Co.	291	16,750
		116,883
Air Freight & Logistics – 0.4%
FedEx Corp.(a)	180	16,510
Airlines – 2.7%
Alaska Air Group, Inc.(a)*	387	16,676
Delta Air Lines, Inc.(a)*	1,392	16,523
JetBlue Airways Corp.(a)*	2,910	16,616
Southwest Airlines Co.(a)	1,626	16,650
United Continental Holdings, Inc.*	711	16,623
US Airways Group, Inc.(a)*	1,230	16,605
		99,693
Auto Components – 2.7%
Dana Holding Corp.(a)	1,065	16,625
Goodyear Tire & Rubber Co./The(a)*	1,206	16,655
Johnson Controls, Inc.(a)	543	16,670
Lear Corp.(a)	354	16,581
Tenneco, Inc.*	474	16,642
TRW Automotive Holdings Corp.*	309	16,566
		99,739
Automobiles – 0.9%
Ford Motor Co.(a)	1,281	16,589
General Motors Co.(a)*	576	16,606
		33,195
Beverages – 0.5%
Molson Coors Brewing Co., Class B	390	16,688
Biotechnology – 0.4%
United Therapeutics Corp.*	309	16,507
Capital Markets – 0.9%
Bank of New York Mellon Corp./The(a)	648	16,654
Goldman Sachs Group, Inc./The(a)	129	16,455
		33,109
Chemicals – 2.2%
Cabot Corp.(a)	417	16,593
CF Industries Holdings, Inc.(a)	81	16,456
Huntsman Corp.(a)	1,041	16,552
LyondellBasell Industries N.V., Class A(a)	291	16,613
Olin Corp.(a)	768	16,581
		82,795

	Number of Shares	Value
Commercial Banks – 3.6%
CapitalSource, Inc.(a)	2,202	$16,691
Fifth Third Bancorp(a)	1,095	16,633
First Niagara Financial Group, Inc.(a)	2,106	16,701
KeyCorp(a)	1,977	16,646
PNC Financial Services Group, Inc.(a)	285	16,618
Popular, Inc.(a)*	798	16,591
Regions Financial Corp.(a)	2,340	16,661
SunTrust Banks, Inc.	588	16,670
		133,211
Commercial Services & Supplies – 0.9%
R.R. Donnelley & Sons Co.	1,845	16,605
Republic Services, Inc.	567	16,630
		33,235
Communications Equipment – 2.2%
Brocade Communications Systems, Inc.(a)*	3,138	16,726
Cisco Systems, Inc.(a)	843	16,565
Harris Corp.(a)	339	16,597
InterDigital, Inc.(a)	405	16,645
Polycom, Inc.(a)*	1,569	16,412
		82,945
Computers & Peripherals – 1.8%
Dell, Inc.(a)	1,632	16,532
Hewlett-Packard Co.(a)	1,167	16,630
Seagate Technology plc	543	16,551
Western Digital Corp.	390	16,571
		66,284
Construction & Engineering – 0.9%
AECOM Technology Corp.(a)*	699	16,636
URS Corp.	426	16,725
		33,361
Consumer Finance – 0.5%
Capital One Financial Corp.(a)	288	16,684
Containers & Packaging – 0.9%
Owens-Illinois, Inc.(a)*	783	16,655
Rock-Tenn Co., Class A(a)	240	16,778
		33,433
Diversified Consumer Services – 0.4%
Apollo Group, Inc., Class A(a)*	795	16,631
Diversified Financial Services – 1.3%
Citigroup, Inc.(a)	420	16,615
JPMorgan Chase & Co.(a)	378	16,621
NASDAQ OMX Group, Inc./The(a)	666	16,657
		49,893
Diversified Telecommunication Services – 0.5%
CenturyLink, Inc.(a)	426	16,665

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Electric Utilities – 2.3%
American Electric Power Co., Inc.(a)	393	$16,773
Entergy Corp.(a)	261	16,639
Exelon Corp.(a)	561	16,684
NV Energy, Inc.(a)	921	16,707
Portland General Electric Co.(a)	612	16,744
		83,547
Electrical Equipment – 1.4%
EnerSys, Inc.(a)*	444	16,708
General Cable Corp.(a)*	549	16,695
Regal-Beloit Corp.(a)	237	16,701
		50,104
Electronic Equipment, Instruments & Components – 3.2%
Anixter International, Inc.(a)	261	16,699
Arrow Electronics, Inc.(a)*	435	16,565
Avnet, Inc.(a)*	543	16,621
Corning, Inc.(a)	1,323	16,696
Itron, Inc.(a)*	372	16,573
Jabil Circuit, Inc.(a)	861	16,609
Tech Data Corp.*	369	16,800
		116,563
Energy Equipment & Services – 2.3%
Helix Energy Solutions Group, Inc.(a)*	807	16,657
Nabors Industries Ltd.(a)*	1,152	16,646
Patterson-UTI Energy, Inc.(a)	894	16,655
Superior Energy Services, Inc.*	804	16,659
Unit Corp.*	369	16,624
		83,241
Food & Staples Retailing – 1.8%
CVS Caremark Corp.(a)	345	16,681
Kroger Co./The(a)	642	16,705
Safeway, Inc.	921	16,661
Walgreen Co.	450	16,654
		66,701
Food Products – 2.7%
Archer-Daniels-Midland Co.(a)	609	16,680
Darling International, Inc.(a)*	1,047	16,794
Ingredion, Inc.(a)	258	16,623
Mondelez International, Inc., Class A	657	16,734
Smithfield Foods, Inc.*	777	16,760
Tyson Foods, Inc., Class A	861	16,703
		100,294
Gas Utilities – 0.5%
UGI Corp.	510	16,682
Health Care Equipment & Supplies – 2.3%
Alere, Inc.(a)*	900	16,650
Boston Scientific Corp.(a)*	2,913	16,691

	Number of Shares	Value
Hill-Rom Holdings, Inc.(a)	585	$16,673
St Jude Medical, Inc.	462	16,697
Zimmer Holdings, Inc.	249	16,598
		83,309
Health Care Providers & Services – 5.4%
Aetna, Inc.(a)	360	16,668
Cigna Corp.(a)	312	16,679
Community Health Systems, Inc.(a)	540	16,600
Health Management Associates, Inc., Class A(a)*	1,797	16,748
LifePoint Hospitals, Inc.(a)*	444	16,761
Omnicare, Inc.(a)	462	16,678
Owens & Minor, Inc.(a)	585	16,678
Quest Diagnostics, Inc.	288	16,782
UnitedHealth Group, Inc.	306	16,597
Universal Health Services, Inc., Class B	345	16,681
VCA Antech, Inc.*	792	16,672
WellPoint, Inc.	273	16,631
		200,175
Health Care Technology – 0.5%
Allscripts Healthcare Solutions, Inc.*	1,770	16,673
Hotels, Restaurants & Leisure – 0.4%
Royal Caribbean Cruises Ltd.(a)	489	16,626
Household Durables – 0.9%
Harman International Industries, Inc.(a)	375	16,740
Jarden Corp.(a)*	324	16,751
		33,491
Household Products – 0.4%
Energizer Holdings, Inc.(a)	207	16,556
Independent Power Producers & Energy Traders – 0.4%
AES Corp./The(a)	1,557	16,660
Industrial Conglomerates – 0.5%
General Electric Co.(a)	795	16,687
Insurance – 8.1%
ACE Ltd.(a)	210	16,758
Allstate Corp./The(a)	414	16,630
American International Group, Inc.(a)*	468	16,520
Assurant, Inc.(a)	483	16,760
Assured Guaranty Ltd.	1,179	16,777
Everest Re Group Ltd.(a)	153	16,822
Genworth Financial, Inc., Class A(a)*	2,220	16,672
Hartford Financial Services Group, Inc.(a)	741	16,628
Lincoln National Corp.(a)	645	16,706
MBIA, Inc.(a)*	2,103	16,509
MetLife, Inc.(a)	507	16,701
PartnerRe Ltd.(a)	207	16,662
Principal Financial Group, Inc.(a)	585	16,684

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Protective Life Corp.(a)	582	$16,634
Prudential Financial, Inc.(a)	312	16,639
Reinsurance Group of America, Inc.(a)	312	16,698
Unum Group	804	16,739
Validus Holdings Ltd.	483	16,702
		300,241
IT Services – 1.4%
Computer Sciences Corp.(a)	417	16,701
Fidelity National Information Services, Inc.(a)	480	16,709
SAIC, Inc.	1,479	16,742
		50,152
Life Sciences Tools & Services – 0.4%
Life Technologies Corp.(a)*	339	16,638
Machinery – 2.7%
AGCO Corp.(a)*	339	16,652
Kennametal, Inc.(a)	414	16,560
Oshkosh Corp.(a)*	564	16,722
Terex Corp.*	591	16,613
Timken Co.	348	16,645
Trinity Industries, Inc.	465	16,656
		99,848
Media – 1.3%
Gannett Co., Inc.(a)	930	16,749
Meredith Corp.	483	16,639
Washington Post Co./The, Class B	45	16,435
		49,823
Metals & Mining – 1.3%
Cliffs Natural Resources, Inc.(a)	432	16,658
Commercial Metals Co.(a)	1,116	16,584
Reliance Steel & Aluminum Co.	267	16,580
		49,822
Multiline Retail – 1.8%
Big Lots, Inc.(a)*	585	16,649
Dillard's, Inc., Class A(a)	198	16,586
Kohl's Corp.(a)	387	16,633
Macy's, Inc.(a)	426	16,623
		66,491
Multi-Utilities – 1.4%
Ameren Corp.(a)	543	16,681
PG&E Corp.(a)	417	16,755
Public Service Enterprise Group, Inc.(a)	549	16,799
		50,235

	Number of Shares	Value
Office Electronics – 0.4%
Xerox Corp.	2,436	$16,614
Oil, Gas & Consumable Fuels – 4.5%
Apache Corp.(a)	213	16,721
ConocoPhillips(a)	288	16,701
Denbury Resources, Inc.*	1,029	16,670
Hess Corp.(a)	315	16,682
HollyFrontier Corp.(a)	357	16,618
Murphy Oil Corp.(a)	279	16,614
Newfield Exploration Co.(a)*	624	16,711
Peabody Energy Corp.(a)	624	16,605
Tesoro Corp.	378	16,651
Valero Energy Corp.	489	16,685
		166,658
Paper & Forest Products – 0.4%
Domtar Corp.	198	16,537
Pharmaceuticals – 0.9%
Endo Health Solutions, Inc.(a)*	636	16,708
Warner Chilcott plc, Class A	1,383	16,651
		33,359
Real Estate Investment Trusts (REITs) – 3.6%
Annaly Capital Management, Inc.(a)	1,185	16,637
ARMOUR Residential REIT, Inc.	2,574	16,654
Chimera Investment Corp.(a)	6,396	16,694
CYS Investments, Inc.(a)	1,407	16,617
Hatteras Financial Corp.(a)	672	16,672
Invesco Mortgage Capital, Inc.(a)	843	16,616
MFA Financial, Inc.(a)	2,058	16,690
Two Harbors Investment Corp.	1,500	16,620
		133,200
Road & Rail – 2.3%
Avis Budget Group, Inc.(a)*	834	16,530
CSX Corp.	846	16,691
Hertz Global Holdings, Inc.(a)*	1,023	16,644
Norfolk Southern Corp.(a)	270	16,697
Ryder System, Inc.(a)	333	16,627
		83,189
Semiconductors & Semiconductor Equipment – 1.8%
First Solar, Inc.*	543	16,768
Intel Corp.(a)	807	16,648
Marvell Technology Group Ltd.(a)	2,283	16,575
Teradyne, Inc.*	984	16,620
		66,611

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Software – 2.3%
Activision Blizzard, Inc.(a)	1,563	$16,599
CA, Inc.(a)	756	16,617
Electronic Arts, Inc.(a)*	1,149	16,695
Rovi Corp.(a)*	1,077	16,618
Symantec Corp.*	885	16,647
		83,176
Specialty Retail – 2.3%
Abercrombie & Fitch Co., Class A(a)	348	16,693
GameStop Corp., Class A	663	16,635
Guess?, Inc.(a)	681	16,712
Rent-A-Center, Inc.(a)	486	16,699
Staples, Inc.	1,461	16,655
		83,394
Trading Companies & Distributors – 0.9%
GATX Corp.(a)	384	16,627
United Rentals, Inc.*	363	16,524
		33,151
Wireless Telecommunication Services – 0.5%
MetroPCS Communications, Inc.(a)*	1,677	16,669
Total Common Stocks Held Long (Cost $3,242,755)		3,330,578
Securities Sold Short – (90.2%)
Aerospace & Defense – (0.5%)
TransDigm Group, Inc.	(123)	(16,772)
Air Freight & Logistics – (0.9%)
C.H. Robinson Worldwide, Inc.	(264)	(16,690)
Expeditors International of Washington, Inc.	(423)	(16,730)
		(33,420)
Beverages – (1.4%)
Brown-Forman Corp., Class B	(264)	(16,698)
Coca-Cola Co./The	(459)	(16,639)
Monster Beverage Corp.*	(315)	(16,657)
		(49,994)
Biotechnology – (5.4%)
Alexion Pharmaceuticals, Inc.*	(177)	(16,604)
Alkermes plc*	(897)	(16,612)
Ariad Pharmaceuticals, Inc.*	(864)	(16,572)
Biogen Idec, Inc.*	(114)	(16,720)
BioMarin Pharmaceutical, Inc.*	(339)	(16,696)
Cepheid, Inc.*	(489)	(16,533)
Medivation, Inc.*	(324)	(16,576)
Onyx Pharmaceuticals, Inc.*	(222)	(16,768)
Pharmacyclics, Inc.*	(285)	(16,502)
Regeneron Pharmaceuticals, Inc.*	(96)	(16,423)

	Number of Shares	Value
Theravance, Inc.*	(753)	$(16,769)
Vertex Pharmaceuticals, Inc.*	(396)	(16,608)
		(199,383)
Building Products – (0.9%)
Lennox International, Inc.	(318)	(16,702)
Masco Corp.	(1,002)	(16,693)
		(33,395)
Capital Markets – (0.9%)
Eaton Vance Corp.	(522)	(16,626)
T. Rowe Price Group, Inc.	(258)	(16,803)
		(33,429)
Chemicals – (4.1%)
Airgas, Inc.	(183)	(16,706)
Ecolab, Inc.	(231)	(16,609)
FMC Corp.	(285)	(16,678)
International Flavors & Fragrances, Inc.	(249)	(16,568)
Monsanto Co.	(177)	(16,753)
Praxair, Inc.	(153)	(16,746)
Sherwin-Williams Co./The	(108)	(16,613)
Sigma-Aldrich Corp.	(225)	(16,555)
W.R. Grace & Co.*	(246)	(16,539)
		(149,767)
Commercial Services & Supplies – (0.9%)
Copart, Inc.*	(567)	(16,726)
Stericycle, Inc.*	(180)	(16,789)
		(33,515)
Communications Equipment – (0.4%)
Aruba Networks, Inc.*	(801)	(16,621)
Construction & Engineering – (0.4%)
Shaw Group, Inc./The*	(357)	(16,640)
Construction Materials – (1.4%)
Eagle Materials, Inc.	(285)	(16,672)
Martin Marietta Materials, Inc.	(177)	(16,688)
Vulcan Materials Co.	(321)	(16,708)
		(50,068)
Distributors – (0.4%)
LKQ Corp.*	(789)	(16,648)
Diversified Financial Services – (0.9%)
CBOE Holdings, Inc.	(567)	(16,704)
Moody's Corp.	(330)	(16,605)
		(33,309)
Electric Utilities – (0.9%)
ITC Holdings Corp.	(216)	(16,613)
Northeast Utilities	(429)	(16,765)
		(33,378)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Electrical Equipment – (0.5%)
Roper Industries, Inc.	(150)	$(16,722)
Electronic Equipment, Instruments & Components – (1.8%)
Amphenol Corp., Class A	(258)	(16,693)
IPG Photonics Corp.	(249)	(16,596)
National Instruments Corp.	(645)	(16,647)
Trimble Navigation Ltd.*	(279)	(16,679)
		(66,615)
Energy Equipment & Services – (3.2%)
Cameron International Corp.*	(297)	(16,769)
Core Laboratories N.V.	(153)	(16,724)
Dresser-Rand Group, Inc.*	(297)	(16,673)
Dril-Quip, Inc.*	(228)	(16,655)
FMC Technologies, Inc.*	(390)	(16,704)
Oceaneering International, Inc.	(309)	(16,621)
Schlumberger Ltd.	(240)	(16,630)
		(116,776)
Food & Staples Retailing – (1.4%)
Fresh Market, Inc./The*	(345)	(16,591)
United Natural Foods, Inc.*	(312)	(16,720)
Whole Foods Market, Inc.	(183)	(16,714)
		(50,025)
Food Products – (1.8%)
Hain Celestial Group, Inc./The*	(309)	(16,754)
Hershey Co./The	(231)	(16,683)
McCormick & Co., Inc.	(264)	(16,772)
Mead Johnson Nutrition Co.	(252)	(16,604)
		(66,813)
Gas Utilities – (1.8%)
National Fuel Gas Co.	(330)	(16,728)
New Jersey Resources Corp.	(423)	(16,759)
ONEOK, Inc.	(390)	(16,673)
Questar Corp.	(849)	(16,776)
		(66,936)
Health Care Equipment & Supplies – (1.8%)
Align Technology, Inc.*	(600)	(16,650)
Edwards Lifesciences Corp.*	(186)	(16,772)
IDEXX Laboratories, Inc.*	(180)	(16,704)
Intuitive Surgical, Inc.*	(33)	(16,182)
		(66,308)
Health Care Providers & Services – (0.4%)
HMS Holdings Corp.*	(642)	(16,641)
Health Care Technology – (0.9%)
athenahealth, Inc.*	(225)	(16,526)
Cerner Corp.*	(216)	(16,770)
		(33,296)

	Number of Shares	Value
Hotels, Restaurants & Leisure – (3.2%)
Chipotle Mexican Grill, Inc.*	(57)	$(16,955)
Domino's Pizza, Inc.	(384)	(16,723)
Dunkin' Brands Group, Inc.	(498)	(16,524)
Marriott International, Inc., Class A	(447)	(16,660)
Panera Bread Co., Class A*	(105)	(16,677)
Starbucks Corp.	(312)	(16,729)
Yum! Brands, Inc.	(252)	(16,733)
		(117,001)
Household Durables – (0.9%)
MDC Holdings, Inc.	(453)	(16,652)
NVR, Inc.*	(18)	(16,560)
		(33,212)
Household Products – (1.4%)
Church & Dwight Co., Inc.	(312)	(16,714)
Clorox Co./The	(228)	(16,694)
Colgate-Palmolive Co.	(159)	(16,622)
		(50,030)
Independent Power Producers & Energy Traders – (0.4%)
Calpine Corp.*	(921)	(16,698)
Internet & Catalog Retail – (1.3%)
Amazon.com, Inc.*	(66)	(16,575)
HSN, Inc.	(300)	(16,524)
priceline.com, Inc.*	(27)	(16,773)
		(49,872)
Internet Software & Services – (2.7%)
CoStar Group, Inc.*	(186)	(16,623)
eBay, Inc.*	(324)	(16,531)
Equinix, Inc.*	(81)	(16,702)
LinkedIn Corp., Class A*	(144)	(16,534)
Rackspace Hosting, Inc.*	(222)	(16,488)
VeriSign, Inc.*	(426)	(16,537)
		(99,415)
IT Services – (2.7%)
Automatic Data Processing, Inc.	(294)	(16,761)
Gartner, Inc.*	(360)	(16,567)
Mastercard, Inc., Class A	(33)	(16,212)
Paychex, Inc.	(534)	(16,629)
Teradata Corp.*	(270)	(16,710)
Visa, Inc., Class A	(111)	(16,826)
		(99,705)
Leisure Equipment & Products – (0.9%)
Brunswick Corp.	(573)	(16,668)
Polaris Industries, Inc.	(198)	(16,662)
		(33,330)
Life Sciences Tools & Services – (0.5%)
Mettler-Toledo International, Inc.*	(87)	(16,817)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Machinery – (2.2%)
Chart Industries, Inc.*	(249)	$(16,601)
Donaldson Co., Inc.	(504)	(16,551)
Graco, Inc.	(324)	(16,683)
Pall Corp.	(276)	(16,632)
Toro Co./The	(387)	(16,633)
		(83,100)
Media – (0.4%)
AMC Networks, Inc., Class A*	(336)	(16,632)
Metals & Mining – (1.8%)
Allied Nevada Gold Corp.*	(543)	(16,361)
Compass Minerals International, Inc.	(222)	(16,586)
Hecla Mining Co.	(2,832)	(16,510)
Royal Gold, Inc.	(204)	(16,587)
		(66,044)
Multiline Retail – (0.5%)
Family Dollar Stores, Inc.	(264)	(16,740)
Multi-Utilities – (0.5%)
Dominion Resources, Inc.	(324)	(16,783)
Oil, Gas & Consumable Fuels – (3.6%)
Cabot Oil & Gas Corp.	(336)	(16,713)
Cheniere Energy, Inc.*	(882)	(16,564)
Cobalt International Energy, Inc.*	(681)	(16,725)
Continental Resources, Inc.*	(228)	(16,756)
Kodiak Oil & Gas Corp.*	(1,881)	(16,647)
Range Resources Corp.	(264)	(16,587)
Spectra Energy Corp.	(609)	(16,674)
Williams Cos., Inc./The	(510)	(16,697)
		(133,363)
Paper & Forest Products – (0.4%)
Louisiana-Pacific Corp.*	(861)	(16,635)
Personal Products – (0.5%)
Estee Lauder Cos., Inc./The, Class A	(279)	(16,701)
Pharmaceuticals – (0.9%)
Allergan, Inc.	(183)	(16,786)
Perrigo Co.	(162)	(16,853)
		(33,639)
Professional Services – (1.8%)
Corporate Executive Board Co./The	(354)	(16,801)
IHS, Inc., Class A*	(174)	(16,704)
Robert Half International, Inc.	(525)	(16,705)
Verisk Analytics, Inc., Class A*	(327)	(16,677)
		(66,887)
Real Estate Investment Trusts (REITs) – (14.4%)
American Campus Communities, Inc.	(360)	(16,607)
American Tower Corp.	(216)	(16,690)

	Number of Shares	Value
Apartment Investment & Management Co., Class A	(618)	$(16,723)
AvalonBay Communities, Inc.	(123)	(16,678)
Boston Properties, Inc.	(159)	(16,824)
BRE Properties, Inc.	(330)	(16,774)
Camden Property Trust	(243)	(16,575)
CBL & Associates Properties, Inc.	(780)	(16,544)
Digital Realty Trust, Inc.	(246)	(16,701)
Equity Lifestyle Properties, Inc.	(246)	(16,553)
Equity Residential	(294)	(16,661)
Essex Property Trust, Inc.	(114)	(16,718)
Extra Space Storage, Inc.	(459)	(16,703)
Federal Realty Investment Trust	(159)	(16,539)
General Growth Properties, Inc.	(840)	(16,674)
Highwoods Properties, Inc.	(495)	(16,558)
Home Properties, Inc.	(273)	(16,738)
Kilroy Realty Corp.	(351)	(16,627)
Macerich Co./The	(285)	(16,615)
Mid-America Apartment Communities, Inc.	(258)	(16,706)
Plum Creek Timber Co., Inc.	(375)	(16,639)
Post Properties, Inc.	(336)	(16,783)
Public Storage	(114)	(16,525)
Rayonier, Inc.	(321)	(16,637)
Regency Centers Corp.	(354)	(16,680)
Simon Property Group, Inc.	(105)	(16,599)
Tanger Factory Outlet Centers	(486)	(16,621)
Taubman Centers, Inc.	(213)	(16,767)
Vornado Realty Trust	(207)	(16,577)
Washington Real Estate Investment Trust	(630)	(16,475)
Weingarten Realty Investors	(618)	(16,544)
Weyerhaeuser Co.	(600)	(16,692)
		(532,747)
Real Estate Management & Development – (0.5%)
Forest City Enterprises, Inc., Class A*	(1,041)	(16,812)
Road & Rail – (0.9%)
J.B. Hunt Transport Services, Inc.	(279)	(16,659)
Landstar System, Inc.	(318)	(16,682)
		(33,341)
Semiconductors & Semiconductor Equipment – (0.4%)
Cavium, Inc.*	(534)	(16,666)
Software – (5.8%)
ACI Worldwide, Inc.*	(381)	(16,646)
Aspen Technology, Inc.*	(600)	(16,584)
Citrix Systems, Inc.*	(252)	(16,569)
CommVault Systems, Inc.*	(240)	(16,730)
Concur Technologies, Inc.*	(246)	(16,610)
FactSet Research Systems, Inc.	(189)	(16,643)
Fortinet, Inc.*	(786)	(16,561)
QLIK Technologies, Inc.*	(768)	(16,681)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Red Hat, Inc.*	(312)	$(16,523)
Salesforce.com, Inc.*	(99)	(16,642)
SolarWinds, Inc.*	(315)	(16,522)
Ultimate Software Group, Inc.*	(177)	(16,711)
VMware, Inc., Class A*	(177)	(16,663)
		(216,085)
Specialty Retail – (4.1%)
Home Depot, Inc./The	(270)	(16,700)
PetSmart, Inc.	(243)	(16,607)
Pier 1 Imports, Inc.	(834)	(16,680)
Sally Beauty Holdings, Inc.*	(702)	(16,546)
Tiffany & Co.	(291)	(16,686)
Tractor Supply Co.	(189)	(16,700)
Ulta Salon Cosmetics & Fragrance, Inc.	(171)	(16,802)
Urban Outfitters, Inc.*	(423)	(16,649)
Vitamin Shoppe, Inc.*	(294)	(16,864)
		(150,234)
Textiles, Apparel & Luxury Goods – (0.4%)
Under Armour, Inc., Class A*	(342)	(16,597)
Thrifts & Mortgage Finance – (0.5%)
Ocwen Financial Corp.*	(483)	(16,707)
Tobacco – (0.9%)
Altria Group, Inc.	(531)	(16,684)
Philip Morris International, Inc.	(198)	(16,561)
		(33,245)
Trading Companies & Distributors – (1.3%)
Fastenal Co.	(357)	(16,669)

	Number of Shares	Value
MSC Industrial Direct Co., Inc., Class A	(219)	$(16,508)
W.W. Grainger, Inc.	(81)	(16,392)
		(49,569)
Water Utilities – (0.5%)
Aqua America, Inc.	(657)	(16,701)
Wireless Telecommunication Services – (0.9%)
Crown Castle International Corp.*	(231)	(16,669)
SBA Communications Corp., Class A*	(234)	(16,619)
		(33,288)
Total Securities Sold Short (Proceeds Received $3,209,078)		(3,331,067)
Other assets less liabilities — 100.0%		3,692,938
Net Assets — 100.0%		$3,692,449

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At December 31, 2012, the aggregate amount held in a segregated account was $2,530,482.

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$262,029
Aggregate gross unrealized depreciation	(389,630)
Net unrealized depreciation	$(127,601)
Federal income tax cost of investments	$127,112

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
307,379 USD	10/03/2013	Morgan Stanley	0.66%	Dow Jones U.S. Thematic Market Neutral Value Index	$61,294
(359,121) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index	(0.04)%	(8,442)
					$52,852

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long – 90.2%
Aerospace & Defense – 3.2%
Alliant Techsystems, Inc.(a)	364	$22,553
Esterline Technologies Corp.(a)*	352	22,391
Exelis, Inc.	2,024	22,811
Hexcel Corp.*	836	22,539
Huntington Ingalls Industries, Inc.	524	22,710
Spirit Aerosystems Holdings, Inc., Class A*	1,332	22,604
Teledyne Technologies, Inc.(a)*	348	22,644
		158,252
Airlines – 0.9%
Alaska Air Group, Inc.(a)*	524	22,579
US Airways Group, Inc.(a)*	1,668	22,518
		45,097
Auto Components – 2.3%
Dana Holding Corp.	1,444	22,541
Gentex Corp.	1,192	22,434
Goodyear Tire & Rubber Co./The*	1,636	22,593
Tenneco, Inc.(a)*	644	22,611
Visteon Corp.(a)*	420	22,604
		112,783
Biotechnology – 1.8%
Alkermes plc*	1,220	22,594
Cepheid, Inc.*	664	22,450
Incyte Corp. Ltd.*	1,364	22,656
Myriad Genetics, Inc.*	824	22,454
		90,154
Building Products – 0.5%
Lennox International, Inc.(a)	432	22,689
Capital Markets – 0.9%
Federated Investors, Inc., Class B	1,120	22,657
Stifel Financial Corp.(a)*	708	22,635
		45,292
Chemicals – 1.3%
Cabot Corp.	568	22,601
Intrepid Potash, Inc.	1,056	22,482
Scotts Miracle-Gro Co./The, Class A	512	22,554
		67,637
Commercial Banks – 5.4%
Associated Banc-Corp	1,728	22,671
Bank of Hawaii Corp.(a)	512	22,554
CapitalSource, Inc.	2,988	22,649
City National Corp./CA(a)	456	22,581
First Horizon National Corp.	2,280	22,595
Fulton Financial Corp.	2,360	22,680
Popular, Inc.(a)*	1,084	22,536
Prosperity Bancshares, Inc.	540	22,680

	Number of Shares	Value
SVB Financial Group(a)*	404	$22,612
TCF Financial Corp.	1,860	22,599
Valley National Bancorp	2,440	22,692
Webster Financial Corp.	1,100	22,605
		271,454
Commercial Services & Supplies – 0.9%
Covanta Holding Corp.	1,240	22,841
R.R. Donnelley & Sons Co.	2,504	22,536
		45,377
Communications Equipment – 2.3%
Aruba Networks, Inc.*	1,084	22,493
Brocade Communications Systems, Inc.*	4,256	22,684
JDS Uniphase Corp.*	1,672	22,639
Polycom, Inc.(a)*	2,132	22,301
ViaSat, Inc.(a)*	588	22,873
		112,990
Computers & Peripherals – 0.9%
Diebold, Inc.	740	22,652
Fusion-io, Inc.*	980	22,471
		45,123
Construction & Engineering – 1.4%
AECOM Technology Corp.*	948	22,562
EMCOR Group, Inc.	652	22,566
Foster Wheeler AG*	928	22,569
		67,697
Construction Materials – 0.5%
Eagle Materials, Inc.(a)	388	22,698
Containers & Packaging – 0.4%
Greif, Inc., Class A	508	22,606
Diversified Consumer Services – 0.9%
Sotheby's	672	22,593
Weight Watchers International, Inc.(a)	432	22,619
		45,212
Diversified Financial Services – 0.5%
CBOE Holdings, Inc.	768	22,625
Diversified Telecommunication Services – 0.4%
tw telecom, inc.(a)*	888	22,617
Electric Utilities – 2.3%
Cleco Corp.	564	22,566
Great Plains Energy, Inc.	1,120	22,747
Hawaiian Electric Industries, Inc.	904	22,727
IDACORP, Inc.(a)	524	22,715
Portland General Electric Co.	832	22,763
		113,518
Electrical Equipment – 0.4%
Polypore International, Inc.(a)*	484	22,506

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Electronic Equipment, Instruments & Components – 1.8%
Anixter International, Inc.(a)	352	$22,521
FEI Co.	408	22,628
Ingram Micro, Inc., Class A*	1,336	22,605
Tech Data Corp.(a)*	500	22,765
		90,519
Energy Equipment & Services – 3.6%
CARBO Ceramics, Inc.(a)	288	22,562
Dril-Quip, Inc.(a)*	308	22,499
Helix Energy Solutions Group, Inc.*	1,096	22,622
Lufkin Industries, Inc.(a)	388	22,554
McDermott International, Inc.(a)*	2,076	22,878
Patterson-UTI Energy, Inc.	1,216	22,654
Tidewater, Inc.(a)	504	22,519
Unit Corp.(a)*	504	22,705
		180,993
Food & Staples Retailing – 1.3%
Casey's General Stores, Inc.(a)	420	22,302
Harris Teeter Supermarkets, Inc.	584	22,519
United Natural Foods, Inc.(a)*	420	22,508
		67,329
Food Products – 2.3%
Darling International, Inc.*	1,420	22,777
Dean Foods Co.*	1,372	22,652
Flowers Foods, Inc.	972	22,618
Hain Celestial Group, Inc./The(a)*	420	22,772
TreeHouse Foods, Inc.(a)*	436	22,729
		113,548
Gas Utilities – 1.8%
Atmos Energy Corp.	644	22,617
Piedmont Natural Gas Co., Inc.	728	22,794
Questar Corp.	1,152	22,764
WGL Holdings, Inc.	580	22,730
		90,905
Health Care Equipment & Supplies – 1.8%
Haemonetics Corp.*	556	22,707
Hill-Rom Holdings, Inc.	792	22,572
STERIS Corp.	652	22,644
Thoratec Corp.(a)*	600	22,512
		90,435
Health Care Providers & Services – 3.6%
Centene Corp.(a)*	552	22,632
Community Health Systems, Inc.	732	22,502
Health Management Associates, Inc., Class A*	2,436	22,704
Health Net, Inc.*	932	22,648
HealthSouth Corp.*	1,068	22,545
LifePoint Hospitals, Inc.(a)*	600	22,650

	Number of Shares	Value
Owens & Minor, Inc.	796	$22,694
WellCare Health Plans, Inc.(a)*	464	22,592
		180,967
Health Care Technology – 0.4%
Allscripts Healthcare Solutions, Inc.*	2,400	22,608
Hotels, Restaurants & Leisure – 3.6%
Bally Technologies, Inc.(a)*	508	22,713
Brinker International, Inc.	728	22,561
Cheesecake Factory, Inc./The	692	22,642
Domino's Pizza, Inc.(a)	520	22,646
Life Time Fitness, Inc.(a)*	460	22,637
Six Flags Entertainment Corp.(a)	372	22,766
Vail Resorts, Inc.(a)	416	22,501
Wendy's Co./The	4,796	22,541
		181,007
Household Durables – 0.9%
Harman International Industries, Inc.(a)	508	22,677
Tempur-Pedic International, Inc.*	712	22,421
		45,098
Independent Power Producers & Energy Traders – 0.0%
NRG Energy, Inc.	—#	9
Insurance – 3.2%
Aspen Insurance Holdings Ltd.	704	22,584
Assured Guaranty Ltd.	1,600	22,768
CNO Financial Group, Inc.	2,436	22,728
MBIA, Inc.*	2,852	22,388
Old Republic International Corp.	2,120	22,578
ProAssurance Corp.	536	22,614
Protective Life Corp.	788	22,521
		158,181
Internet & Catalog Retail – 0.9%
HSN, Inc.(a)	408	22,473
Liberty Ventures(a)*	332	22,496
		44,969
Internet Software & Services – 0.4%
CoStar Group, Inc.(a)*	252	22,521
IT Services – 1.4%
CoreLogic, Inc.*	836	22,505
DST Systems, Inc.(a)	372	22,543
Lender Processing Services, Inc.	920	22,651
		67,699
Leisure Equipment & Products – 0.4%
Brunswick Corp.	776	22,574
Machinery – 4.5%
Actuant Corp., Class A	808	22,551
Chart Industries, Inc.(a)*	340	22,668

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
CLARCOR, Inc.	472	$22,552
Crane Co.(a)	488	22,585
Harsco Corp.	960	22,560
ITT Corp.	964	22,615
Middleby Corp.(a)*	176	22,565
Terex Corp.(a)*	800	22,488
Trinity Industries, Inc.	628	22,495
Woodward, Inc.	592	22,573
		225,652
Media – 1.8%
Cinemark Holdings, Inc.	872	22,655
Live Nation Entertainment, Inc.*	2,456	22,865
Regal Entertainment Group, Class A	1,624	22,655
Washington Post Co./The, Class B(a)	64	23,373
		91,548
Metals & Mining – 2.2%
Carpenter Technology Corp.(a)	436	22,511
Coeur d'Alene Mines Corp.*	912	22,435
Compass Minerals International, Inc.(a)	300	22,413
Steel Dynamics, Inc.	1,648	22,627
Walter Energy, Inc.(a)	624	22,389
		112,375
Multiline Retail – 0.5%
Big Lots, Inc.*	796	22,654
Multi-Utilities – 0.5%
Vectren Corp.	776	22,814
Oil, Gas & Consumable Fuels – 2.7%
Berry Petroleum Co., Class A	676	22,680
Gulfport Energy Corp.*	588	22,473
Kodiak Oil & Gas Corp.*	2,552	22,585
Oasis Petroleum, Inc.(a)*	712	22,642
Rosetta Resources, Inc.(a)*	500	22,680
Teekay Corp.	716	22,984
		136,044
Paper & Forest Products – 0.9%
Domtar Corp.(a)	268	22,383
Louisiana-Pacific Corp.*	1,168	22,566
		44,949
Personal Products – 0.4%
Nu Skin Enterprises, Inc., Class A(a)	608	22,527
Pharmaceuticals – 0.9%
Salix Pharmaceuticals Ltd.(a)*	560	22,669
ViroPharma, Inc.*	996	22,669
		45,338
Real Estate Investment Trusts (REITs) – 6.8%
American Realty Capital Trust, Inc.	1,948	22,500

	Number of Shares	Value
Colonial Properties Trust	1,060	$22,652
Corporate Office Properties Trust	908	22,682
CYS Investments, Inc.	1,908	22,534
EPR Properties	492	22,686
Healthcare Realty Trust, Inc.	940	22,569
Highwoods Properties, Inc.	672	22,478
Invesco Mortgage Capital, Inc.	1,144	22,548
LaSalle Hotel Properties	892	22,648
Mack-Cali Realty Corp.	864	22,559
Omega Healthcare Investors, Inc.	944	22,514
Post Properties, Inc.(a)	456	22,777
Ryman Hospitality Properties(a)	588	22,615
Starwood Property Trust, Inc.	988	22,685
Washington Real Estate Investment Trust	856	22,384
		338,831
Real Estate Management & Development – 0.5%
Forest City Enterprises, Inc., Class A*	1,412	22,804
Road & Rail – 1.8%
Avis Budget Group, Inc.*	1,128	22,357
Con-way, Inc.	808	22,479
Landstar System, Inc.(a)	428	22,453
Ryder System, Inc.(a)	452	22,568
		89,857
Semiconductors & Semiconductor Equipment – 2.3%
Atmel Corp.*	3,460	22,663
Cirrus Logic, Inc.(a)*	776	22,481
Cypress Semiconductor Corp.*	2,080	22,547
Fairchild Semiconductor International, Inc.*	1,568	22,579
First Solar, Inc.*	736	22,728
		112,998
Software – 2.7%
Aspen Technology, Inc.*	812	22,444
Compuware Corp.*	2,072	22,522
Parametric Technology Corp.(a)*	992	22,330
QLIK Technologies, Inc.(a)*	1,040	22,589
Rovi Corp.(a)*	1,460	22,528
Ultimate Software Group, Inc.(a)*	240	22,658
		135,071
Specialty Retail – 2.7%
Aaron's, Inc.	800	22,624
Buckle, Inc./The(a)	504	22,498
GameStop Corp., Class A	900	22,581
Guess?, Inc.	924	22,675
Pier 1 Imports, Inc.	1,128	22,560
Rent-A-Center, Inc.	660	22,678
		135,616

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Textiles, Apparel & Luxury Goods – 1.8%
Carter's, Inc.*	408	$22,705
Hanesbrands, Inc.(a)*	632	22,638
Steven Madden Ltd.(a)*	536	22,657
Wolverine World Wide, Inc.	552	22,621
		90,621
Thrifts & Mortgage Finance – 0.4%
Capitol Federal Financial, Inc.	1,928	22,538
Trading Companies & Distributors – 1.3%
Air Lease Corp.*	1,048	22,532
GATX Corp.(a)	520	22,516
Watsco, Inc.(a)	300	22,470
		67,518
Wireless Telecommunication Services – 0.9%
MetroPCS Communications, Inc.(a)*	2,276	22,623
Telephone & Data Systems, Inc.	1,020	22,583
		45,206
Total Common Stocks Held Long (Cost $4,283,850)		4,520,650
Securities Sold Short – (90.7%)
Aerospace & Defense – (3.6%)
Boeing Co./The	(300)	(22,608)
General Dynamics Corp.	(328)	(22,721)
Honeywell International, Inc.	(356)	(22,595)
Lockheed Martin Corp.	(244)	(22,519)
Northrop Grumman Corp.	(332)	(22,437)
Precision Castparts Corp.	(120)	(22,730)
Raytheon Co.	(392)	(22,563)
United Technologies Corp.	(276)	(22,635)
		(180,808)
Air Freight & Logistics – (0.9%)
FedEx Corp.	(244)	(22,380)
United Parcel Service, Inc., Class B	(308)	(22,709)
		(45,089)
Auto Components – (0.4%)
Johnson Controls, Inc.	(736)	(22,595)
Automobiles – (0.9%)
Ford Motor Co.	(1,736)	(22,481)
General Motors Co.*	(780)	(22,488)
		(44,969)
Beverages – (0.9%)
Coca-Cola Co./The	(624)	(22,620)
PepsiCo, Inc.	(332)	(22,719)
		(45,339)
Biotechnology – (1.8%)
Amgen, Inc.	(260)	(22,443)
Biogen Idec, Inc.*	(152)	(22,294)

	Number of Shares	Value
Celgene Corp.*	(288)	$(22,671)
Gilead Sciences, Inc.*	(308)	(22,623)
		(90,031)
Capital Markets – (3.1%)
Bank of New York Mellon Corp./The	(880)	(22,616)
BlackRock, Inc.	(108)	(22,325)
Charles Schwab Corp./The	(1,572)	(22,574)
Franklin Resources, Inc.	(180)	(22,626)
Goldman Sachs Group, Inc./The	(176)	(22,450)
Morgan Stanley	(1,176)	(22,485)
State Street Corp.	(484)	(22,753)
		(157,829)
Chemicals – (4.1%)
Air Products & Chemicals, Inc.	(268)	(22,517)
Dow Chemical Co./The	(696)	(22,495)
E.I. du Pont de Nemours & Co.	(500)	(22,485)
Ecolab, Inc.	(316)	(22,720)
LyondellBasell Industries N.V., Class A	(396)	(22,608)
Monsanto Co.	(240)	(22,716)
Mosaic Co./The	(396)	(22,426)
Praxair, Inc.	(208)	(22,766)
Sherwin-Williams Co./The	(148)	(22,765)
		(203,498)
Commercial Banks – (1.8%)
BB&T Corp.	(776)	(22,589)
PNC Financial Services Group, Inc.	(388)	(22,624)
U.S. Bancorp	(708)	(22,614)
Wells Fargo & Co.	(660)	(22,559)
		(90,386)
Commercial Services & Supplies – (0.9%)
Tyco International Ltd.	(772)	(22,581)
Waste Management, Inc.	(672)	(22,673)
		(45,254)
Communications Equipment – (1.3%)
Cisco Systems, Inc.	(1,144)	(22,480)
Motorola Solutions, Inc.	(404)	(22,495)
QUALCOMM, Inc.	(364)	(22,575)
		(67,550)
Computers & Peripherals – (1.8%)
Apple, Inc.	(44)	(23,453)
Dell, Inc.	(2,212)	(22,408)
EMC Corp.*	(888)	(22,466)
Hewlett-Packard Co.	(1,584)	(22,572)
		(90,899)
Consumer Finance – (1.3%)
American Express Co.	(392)	(22,532)
Capital One Financial Corp.	(388)	(22,477)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Discover Financial Services	(588)	$(22,667)
		(67,676)
Diversified Financial Services – (1.8%)
Bank of America Corp.	(1,932)	(22,411)
Citigroup, Inc.	(568)	(22,470)
CME Group, Inc.	(448)	(22,718)
JPMorgan Chase & Co.	(512)	(22,513)
		(90,112)
Diversified Telecommunication Services – (1.4%)
AT&T, Inc.	(668)	(22,518)
CenturyLink, Inc.	(580)	(22,690)
Verizon Communications, Inc.	(524)	(22,673)
		(67,881)
Electric Utilities – (3.2%)
American Electric Power Co., Inc.	(532)	(22,706)
Duke Energy Corp.	(356)	(22,713)
Exelon Corp.	(764)	(22,721)
FirstEnergy Corp.	(544)	(22,717)
NextEra Energy, Inc.	(328)	(22,694)
PPL Corp.	(792)	(22,675)
Southern Co./The	(528)	(22,604)
		(158,830)
Electrical Equipment – (0.9%)
Eaton Corp. plc	(416)	(22,547)
Emerson Electric Co.	(428)	(22,667)
		(45,214)
Electronic Equipment, Instruments & Components – (0.9%)
Corning, Inc.	(1,792)	(22,615)
TE Connectivity Ltd.	(608)	(22,569)
		(45,184)
Energy Equipment & Services – (1.8%)
Baker Hughes, Inc.	(552)	(22,544)
Halliburton Co.	(652)	(22,618)
National Oilwell Varco, Inc.	(332)	(22,692)
Schlumberger Ltd.	(328)	(22,727)
		(90,581)
Food & Staples Retailing – (2.7%)
Costco Wholesale Corp.	(228)	(22,519)
CVS Caremark Corp.	(468)	(22,628)
Sysco Corp.	(716)	(22,669)
Walgreen Co.	(608)	(22,502)
Wal-Mart Stores, Inc.	(332)	(22,652)
Whole Foods Market, Inc.	(248)	(22,650)
		(135,620)
Food Products – (1.8%)
Archer-Daniels-Midland Co.	(828)	(22,679)

	Number of Shares	Value
General Mills, Inc.	(560)	$(22,630)
Kellogg Co.	(404)	(22,563)
Mondelez International, Inc., Class A	(888)	(22,617)
		(90,489)
Health Care Equipment & Supplies – (3.3%)
Abbott Laboratories	(748)	(48,994)
Baxter International, Inc.	(340)	(22,664)
Covidien plc	(392)	(22,634)
Intuitive Surgical, Inc.*	(48)	(23,538)
Medtronic, Inc.	(552)	(22,643)
Stryker Corp.	(412)	(22,586)
		(163,059)
Health Care Providers & Services – (1.4%)
Express Scripts Holding Co.*	(420)	(22,680)
McKesson Corp.	(232)	(22,495)
UnitedHealth Group, Inc.	(416)	(22,564)
		(67,739)
Hotels, Restaurants & Leisure – (2.3%)
Carnival Corp.	(616)	(22,650)
Las Vegas Sands Corp.	(488)	(22,526)
McDonald's Corp.	(256)	(22,582)
Starbucks Corp.	(420)	(22,521)
Yum! Brands, Inc.	(340)	(22,576)
		(112,855)
Household Products – (1.4%)
Colgate-Palmolive Co.	(216)	(22,581)
Kimberly-Clark Corp.	(268)	(22,627)
Procter & Gamble Co./The	(332)	(22,539)
		(67,747)
Industrial Conglomerates – (1.4%)
3M Co.	(244)	(22,655)
Danaher Corp.	(404)	(22,584)
General Electric Co.	(1,080)	(22,669)
		(67,908)
Insurance – (5.0%)
ACE Ltd.	(284)	(22,663)
Aflac, Inc.	(428)	(22,735)
American International Group, Inc.*	(636)	(22,451)
Aon plc	(408)	(22,685)
Berkshire Hathaway, Inc., Class B*	(252)	(22,605)
Chubb Corp./The	(300)	(22,596)
Loews Corp.	(556)	(22,657)
Marsh & McLennan Cos., Inc.	(656)	(22,612)
MetLife, Inc.	(688)	(22,663)
Prudential Financial, Inc.	(424)	(22,612)
Travelers Cos., Inc./The	(316)	(22,695)
		(248,974)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Internet & Catalog Retail – (0.9)%
Amazon.com, Inc.*	(88)	$(22,101)
priceline.com, Inc.*	(36)	(22,363)
		(44,464)
Internet Software & Services – (1.3)%
eBay, Inc.*	(440)	(22,449)
GOOGLE, Inc., Class A*	(32)	(22,700)
Yahoo!, Inc.*	(1,128)	(22,447)
		(67,596)
IT Services – (3.1)%
Accenture plc, Class A	(340)	(22,610)
Automatic Data Processing, Inc.	(396)	(22,576)
Cognizant Technology Solutions Corp., Class A*	(304)	(22,511)
International Business Machines Corp.	(116)	(22,220)
Mastercard, Inc., Class A	(44)	(21,616)
Paychex, Inc.	(724)	(22,545)
Visa, Inc., Class A	(148)	(22,434)
		(156,512)
Life Sciences Tools & Services – (0.4)%
Agilent Technologies, Inc.	(552)	(22,599)
Machinery – (3.2)%
Caterpillar, Inc.	(252)	(22,574)
Cummins, Inc.	(208)	(22,537)
Deere & Co.	(260)	(22,469)
Illinois Tool Works, Inc.	(372)	(22,621)
Ingersoll-Rand plc.	(472)	(22,637)
PACCAR, Inc.	(500)	(22,605)
Parker Hannifin Corp.	(264)	(22,456)
		(157,899)
Media – (4.1)%
CBS Corp., Class B	(592)	(22,526)
Comcast Corp., Class A	(604)	(22,577)
DIRECTV*	(452)	(22,672)
Discovery Communications, Inc., Class A*	(356)	(22,599)
News Corp., Class A	(888)	(22,680)
Time Warner Cable, Inc.	(232)	(22,548)
Time Warner, Inc.	(472)	(22,576)
Viacom, Inc., Class B	(428)	(22,573)
Walt Disney Co./The	(456)	(22,704)
		(203,455)
Metals & Mining – (0.9)%
Freeport-McMoRan Copper & Gold, Inc.	(660)	(22,572)
Newmont Mining Corp.	(480)	(22,291)
		(44,863)
Multiline Retail – (0.9)%
Macy's, Inc.	(576)	(22,475)

	Number of Shares	Value
Target Corp.	(380)	$(22,485)
		(44,960)
Multi-Utilities – (0.9)%
Dominion Resources, Inc.	(436)	(22,585)
PG&E Corp.	(564)	(22,661)
		(45,246)
Oil, Gas & Consumable Fuels – (5.4)%
Anadarko Petroleum Corp.	(304)	(22,590)
Apache Corp.	(288)	(22,608)
Chevron Corp.	(208)	(22,493)
ConocoPhillips	(392)	(22,732)
Devon Energy Corp.	(436)	(22,689)
EOG Resources, Inc.	(188)	(22,709)
Exxon Mobil Corp.	(260)	(22,503)
Kinder Morgan, Inc.	(640)	(22,611)
Occidental Petroleum Corp.	(296)	(22,677)
Phillips 66	(428)	(22,727)
Spectra Energy Corp.	(828)	(22,671)
Williams Cos., Inc./The	(692)	(22,656)
		(271,666)
Paper & Forest Products – (0.5)%
International Paper Co.	(568)	(22,629)
Personal Products – (0.4)%
Estee Lauder Cos., Inc./The, Class A	(376)	(22,507)
Pharmaceuticals – (2.7)%
Allergan, Inc.	(248)	(22,749)
Bristol-Myers Squibb Co.	(696)	(22,683)
Eli Lilly & Co.	(456)	(22,490)
Johnson & Johnson	(324)	(22,712)
Merck & Co., Inc.	(552)	(22,599)
Pfizer, Inc.	(900)	(22,572)
		(135,805)
Real Estate Investment Trusts (REITs) – (3.6)%
American Tower Corp.	(292)	(22,563)
Boston Properties, Inc.	(212)	(22,431)
Equity Residential	(400)	(22,668)
General Growth Properties, Inc.	(1,140)	(22,629)
HCP, Inc.	(500)	(22,590)
Prologis, Inc.	(616)	(22,478)
Public Storage	(156)	(22,614)
Simon Property Group, Inc.	(144)	(22,765)
		(180,738)
Road & Rail – (1.4)%
CSX Corp.	(1,148)	(22,650)
Norfolk Southern Corp.	(364)	(22,510)
Union Pacific Corp.	(180)	(22,629)
		(67,789)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Semiconductors & Semiconductor Equipment – (1.3)%
Broadcom Corp., Class A*	(680)	$(22,583)
Intel Corp.	(1,092)	(22,528)
Texas Instruments, Inc.	(728)	(22,524)
		(67,635)
Software – (2.7)%
Adobe Systems, Inc.*	(600)	(22,608)
Intuit, Inc.	(380)	(22,610)
Microsoft Corp.	(844)	(22,560)
Oracle Corp.	(676)	(22,524)
Salesforce.com, Inc.*	(136)	(22,862)
VMware, Inc., Class A*	(240)	(22,594)
		(135,758)
Specialty Retail – (1.3)%
Home Depot, Inc./The	(364)	(22,514)
Lowe's Cos., Inc.	(636)	(22,591)
TJX Cos., Inc.	(532)	(22,583)
		(67,688)
Textiles, Apparel & Luxury Goods – (0.9)%
Coach, Inc.	(408)	(22,648)
NIKE, Inc., Class B	(436)	(22,498)
		(45,146)
Tobacco – (1.8)%
Altria Group, Inc.	(720)	(22,622)
Lorillard, Inc.	(192)	(22,401)
Philip Morris International, Inc.	(272)	(22,750)
Reynolds American, Inc.	(548)	(22,704)
		(90,477)

	Number of Shares	Value
Trading Companies & Distributors – (0.9)%
Fastenal Co.	(484)	$(22,598)
W.W. Grainger, Inc.	(112)	(22,665)
		(45,263)
Total Securities Sold Short
(Proceeds Received $4,205,095)		(4,544,811)
Other assets less liabilities — 100.5%		5,032,933
Net Assets — 100.0%		$5,008,772
*	Non-income producing security.
#	Amount represents less than one share.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At December 31, 2012, the aggregate amount held in a segregated account was $1,730,699.

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$347,434
Aggregate gross unrealized depreciation	(795,202)
Net unrealized depreciation	$(447,768)
Federal income tax cost of investments	$423,607

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
372,473 USD	10/03/2013	Morgan Stanley	0.66%	Dow Jones U.S. Thematic Market Neutral Size Index	$125,655
(425,773) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index	(0.04)%	(73,355)
					$52,300

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long – 90.8%
Aerospace & Defense – 2.7%
Alliant Techsystems, Inc.(a)	1,264	$78,317
General Dynamics Corp.(a)	1,136	78,691
Lockheed Martin Corp.(a)	848	78,262
Precision Castparts Corp.(a)	416	78,799
Raytheon Co.	1,360	78,282
Rockwell Collins, Inc.(a)	1,344	78,180
		470,531
Air Freight & Logistics – 1.4%
C.H. Robinson Worldwide, Inc.(a)	1,232	77,887
FedEx Corp.	848	77,778
United Parcel Service, Inc., Class B	1,072	79,039
		234,704
Beverages – 0.9%
Dr. Pepper Snapple Group, Inc.(a)	1,776	78,464
PepsiCo, Inc.(a)	1,152	78,831
		157,295
Biotechnology – 1.4%
Amgen, Inc.(a)	912	78,724
BioMarin Pharmaceutical, Inc.(a)*	1,584	78,012
Vertex Pharmaceuticals, Inc.*	1,856	77,841
		234,577
Chemicals – 2.7%
Air Products & Chemicals, Inc.(a)	928	77,970
Airgas, Inc.(a)	864	78,875
Ecolab, Inc.(a)	1,088	78,227
International Flavors & Fragrances, Inc.(a)	1,168	77,719
Praxair, Inc.(a)	720	78,804
Sherwin-Williams Co./The	512	78,756
		470,351
Commercial Banks – 0.4%
Popular, Inc.(a)*	3,760	78,170
Commercial Services & Supplies – 4.1%
Avery Dennison Corp.(a)	2,240	78,221
Copart, Inc.(a)*	2,656	78,352
Covanta Holding Corp.(a)	4,288	78,985
Geo Group, Inc./The	2,784	78,509
Republic Services, Inc.	2,672	78,370
Stericycle, Inc.*	832	77,600
Tyco International Ltd.	2,672	78,156
Waste Connections, Inc.	2,304	77,852
Waste Management, Inc.	2,320	78,277
		704,322

	Number of Shares	Value
Communications Equipment – 0.9%
InterDigital, Inc.	1,904	$78,254
Motorola Solutions, Inc.(a)	1,408	78,398
		156,652
Construction & Engineering – 0.4%
Quanta Services, Inc.(a)*	2,864	78,159
Containers & Packaging – 1.8%
AptarGroup, Inc.(a)	1,632	77,879
Ball Corp.(a)	1,744	78,044
Bemis Co., Inc.(a)	2,336	78,163
Sonoco Products Co.	2,624	78,011
		312,097
Diversified Consumer Services – 0.4%
H&R Block, Inc.	4,208	78,143
Diversified Financial Services – 0.9%
CBOE Holdings, Inc.(a)	2,656	78,246
CME Group, Inc.(a)	1,552	78,702
		156,948
Diversified Telecommunication Services – 0.9%
CenturyLink, Inc.(a)	2,000	78,240
tw telecom, inc.*	3,088	78,651
		156,891
Electric Utilities – 2.7%
Duke Energy Corp.(a)	1,232	78,602
OGE Energy Corp.(a)	1,392	78,383
Pepco Holdings, Inc.	4,000	78,440
PPL Corp.(a)	2,736	78,332
Southern Co./The	1,840	78,770
Xcel Energy, Inc.	2,944	78,634
		471,161
Electrical Equipment – 0.4%
Polypore International, Inc.*	1,680	78,120
Electronic Equipment, Instruments & Components – 0.4%
Ingram Micro, Inc., Class A(a)*	4,624	78,238
Energy Equipment & Services – 2.7%
Bristow Group, Inc.(a)	1,472	78,987
CARBO Ceramics, Inc.	1,008	78,967
Core Laboratories N.V.(a)	720	78,703
Diamond Offshore Drilling, Inc.(a)	1,152	78,290
Dresser-Rand Group, Inc.(a)*	1,392	78,147
Dril-Quip, Inc.*	1,072	78,310
		471,404
Food & Staples Retailing – 1.8%
CVS Caremark Corp.(a)	1,616	78,134
Kroger Co./The(a)	3,008	78,268

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Sysco Corp.	2,480	$78,517
Wal-Mart Stores, Inc.	1,152	78,601
		313,520
Food Products – 5.0%
Campbell Soup Co.(a)	2,256	78,712
ConAgra Foods, Inc.(a)	2,656	78,352
Flowers Foods, Inc.(a)	3,360	78,187
General Mills, Inc.(a)	1,936	78,234
H.J. Heinz Co.(a)	1,360	78,445
Hershey Co./The(a)	1,088	78,575
Hormel Foods Corp.(a)	2,512	78,399
Kellogg Co.(a)	1,408	78,637
McCormick & Co., Inc.(a)	1,232	78,269
Mondelez International, Inc., Class A	3,088	78,651
TreeHouse Foods, Inc.*	1,520	79,238
		863,699
Gas Utilities – 0.9%
Atmos Energy Corp.(a)	2,240	78,669
ONEOK, Inc.(a)	1,840	78,660
		157,329
Health Care Equipment & Supplies – 1.4%
Abbott Laboratories(a)	2,592	169,776
Haemonetics Corp.*	1,936	79,066
		248,842
Health Care Providers & Services – 3.6%
AmerisourceBergen Corp.(a)	1,808	78,069
Cardinal Health, Inc.	1,904	78,407
Coventry Health Care, Inc.	1,744	78,183
HMS Holdings Corp.*	3,008	77,967
McKesson Corp.	800	77,568
Owens & Minor, Inc.	2,752	78,460
Quest Diagnostics, Inc.	1,344	78,315
Tenet Healthcare Corp.*	2,416	78,448
		625,417
Health Care Technology – 0.9%
Allscripts Healthcare Solutions, Inc.(a)*	8,304	78,224
Cerner Corp.(a)*	1,008	78,261
		156,485
Hotels, Restaurants & Leisure – 3.1%
Chipotle Mexican Grill, Inc.*	256	76,150
International Game Technology	5,568	78,898
McDonald's Corp.(a)	880	77,625
Penn National Gaming, Inc.*	1,584	77,790
Starbucks Corp.	1,456	78,071
Wendy's Co./The	16,624	78,133
Yum! Brands, Inc.	1,184	78,617
		545,284

	Number of Shares	Value
Household Durables – 0.5%
Garmin Ltd.	1,920	$78,374
Household Products – 1.8%
Church & Dwight Co., Inc.(a)	1,456	77,998
Clorox Co./The(a)	1,072	78,492
Colgate-Palmolive Co.(a)	752	78,614
Kimberly-Clark Corp.(a)	928	78,351
		313,455
Industrial Conglomerates – 0.5%
3M Co.(a)	848	78,737
Insurance – 8.6%
Alleghany Corp.*	240	80,501
Allied World Assurance Co. Holdings AG(a)	992	78,170
Arch Capital Group Ltd.(a)*	1,792	78,884
Aspen Insurance Holdings Ltd.(a)	2,448	78,532
Axis Capital Holdings Ltd.(a)	2,272	78,702
Brown & Brown, Inc.	3,088	78,620
Chubb Corp./The(a)	1,040	78,333
Endurance Specialty Holdings Ltd.(a)	1,984	78,745
Everest Re Group Ltd.(a)	720	79,164
Fidelity National Financial, Inc., Class A(a)	3,328	78,374
HCC Insurance Holdings, Inc.(a)	2,112	78,587
PartnerRe Ltd.(a)	976	78,558
ProAssurance Corp.(a)	1,856	78,305
Progressive Corp./The(a)	3,712	78,323
RenaissanceRe Holdings Ltd.(a)	960	78,010
Travelers Cos., Inc./The	1,088	78,140
Validus Holdings Ltd.	2,272	78,566
W.R. Berkley Corp.	2,080	78,499
Willis Group Holdings plc	2,336	78,326
		1,493,339
Internet Software & Services – 2.3%
AOL, Inc.(a)*	2,624	77,697
GOOGLE, Inc., Class A(a)*	112	79,449
j2 Global, Inc.(a)	2,560	78,285
VeriSign, Inc.*	2,000	77,640
Yahoo!, Inc.*	3,920	78,008
		391,079
IT Services – 4.1%
Amdocs Ltd.(a)	2,304	78,313
Automatic Data Processing, Inc.(a)	1,376	78,446
Broadridge Financial Solutions, Inc.(a)	3,456	79,073
Convergys Corp.	4,768	78,243
DST Systems, Inc.	1,296	78,537
Gartner, Inc.(a)*	1,696	78,050
Genpact Ltd.(a)	5,056	78,368

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
International Business Machines Corp.(a)	416	$79,685
Paychex, Inc.(a)	2,512	78,224
		706,939
Life Sciences Tools & Services – 0.5%
Covance, Inc.(a)*	1,360	78,567
Media – 1.3%
AMC Networks, Inc., Class A(a)*	1,584	78,408
Madison Square Garden Co./The, Class A(a)*	1,760	78,056
Washington Post Co./The, Class B	208	75,964
		232,428
Metals & Mining – 1.8%
Allied Nevada Gold Corp.(a)*	2,544	76,651
Compass Minerals International, Inc.(a)	1,040	77,698
Newmont Mining Corp.(a)	1,664	77,276
Royal Gold, Inc.(a)	960	78,058
		309,683
Multiline Retail – 1.8%
Dollar General Corp.(a)*	1,776	78,304
Dollar Tree, Inc.(a)*	1,936	78,524
Family Dollar Stores, Inc.(a)	1,232	78,121
Target Corp.	1,328	78,578
		313,527
Multi-Utilities – 1.8%
Consolidated Edison, Inc.(a)	1,408	78,200
MDU Resources Group, Inc.(a)	3,712	78,843
Public Service Enterprise Group, Inc.(a)	2,576	78,825
Wisconsin Energy Corp.	2,128	78,417
		314,285
Oil, Gas & Consumable Fuels – 3.2%
Cabot Oil & Gas Corp.(a)	1,584	78,788
Chevron Corp.(a)	720	77,861
EQT Corp.(a)	1,328	78,325
Exxon Mobil Corp.	912	78,934
Kinder Morgan, Inc.(a)	2,224	78,574
McMoRan Exploration Co.*	4,864	78,067
Williams Cos., Inc./The	2,400	78,576
		549,125
Pharmaceuticals – 3.6%
Bristol-Myers Squibb Co.(a)	2,400	78,216
Eli Lilly & Co.(a)	1,584	78,123
Forest Laboratories, Inc.(a)*	2,224	78,552
Johnson & Johnson(a)	1,120	78,512
Merck & Co., Inc.(a)	1,904	77,950
Perrigo Co.	752	78,230

	Number of Shares	Value
Pfizer, Inc.(a)	3,120	$78,249
Watson Pharmaceuticals, Inc.*	912	78,432
		626,264
Professional Services – 0.9%
Towers Watson & Co., Class A	1,392	78,244
Verisk Analytics, Inc., Class A*	1,536	78,336
		156,580
Real Estate Investment Trusts (REITs) – 7.2%
American Campus Communities, Inc.(a)	1,696	78,236
American Capital Agency Corp.(a)	2,704	78,254
American Tower Corp.(a)	1,008	77,888
Annaly Capital Management, Inc.(a)	5,568	78,175
Camden Property Trust(a)	1,152	78,578
Equity Residential(a)	1,376	77,978
Federal Realty Investment Trust(a)	752	78,223
Hatteras Financial Corp.(a)	3,168	78,598
Health Care REIT, Inc.	1,280	78,451
Home Properties, Inc.	1,280	78,477
MFA Financial, Inc.(a)	9,664	78,375
Mid-America Apartment Communities, Inc.	1,216	78,736
National Retail Properties, Inc.(a)	2,496	77,875
Realty Income Corp.(a)	1,936	77,847
Senior Housing Properties Trust	3,312	78,296
Ventas, Inc.	1,216	78,699
		1,252,686
Road & Rail – 0.9%
J.B. Hunt Transport Services, Inc.(a)	1,312	78,340
Old Dominion Freight Line, Inc.(a)*	2,272	77,884
		156,224
Semiconductors & Semiconductor Equipment – 0.9%
Intel Corp.	3,792	78,229
Silicon Laboratories, Inc.*	1,872	78,268
		156,497
Software – 2.2%
ANSYS, Inc.(a)*	1,152	77,576
BMC Software, Inc.(a)*	1,968	78,051
Mentor Graphics Corp.(a)*	4,592	78,156
Solera Holdings, Inc.	1,456	77,852
Synopsys, Inc.*	2,448	77,944
		389,579
Specialty Retail – 2.3%
AutoZone, Inc.(a)*	224	79,392
O'Reilly Automotive, Inc.(a)*	880	78,690
Ross Stores, Inc.(a)	1,440	77,976
Sally Beauty Holdings, Inc.*	3,296	77,687

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
TJX Cos., Inc.	1,840	$78,108
		391,853
Thrifts & Mortgage Finance – 0.4%
Capitol Federal Financial, Inc.(a)	6,672	77,996
Tobacco – 1.4%
Altria Group, Inc.(a)	2,496	78,424
Lorillard, Inc.(a)	672	78,402
Reynolds American, Inc.(a)	1,888	78,220
		235,046
Trading Companies & Distributors – 0.5%
Fastenal Co.	1,680	78,439
Wireless Telecommunication Services – 0.5%
SBA Communications Corp., Class A*	1,104	78,406
Total Common Stocks Held Long (Cost $15,544,061)		15,757,447
Securities Sold Short – (90.1)%
Aerospace & Defense – (0.4)%
Spirit Aerosystems Holdings, Inc., Class A*	(4,608)	(78,198)
Airlines – (0.4)%
US Airways Group, Inc.*	(5,776)	(77,976)
Auto Components – (3.2)%
BorgWarner, Inc.*	(1,088)	(77,923)
Dana Holding Corp.	(4,992)	(77,925)
Goodyear Tire & Rubber Co./The*	(5,664)	(78,220)
Johnson Controls, Inc.	(2,544)	(78,101)
Tenneco, Inc.*	(2,240)	(78,646)
TRW Automotive Holdings Corp.*	(1,456)	(78,056)
Visteon Corp.*	(1,456)	(78,362)
		(547,233)
Automobiles – (0.4)%
Ford Motor Co.	(6,016)	(77,907)
Biotechnology – (1.8)%
Cepheid, Inc.*	(2,304)	(77,898)
Medivation, Inc.*	(1,520)	(77,763)
Regeneron Pharmaceuticals, Inc.*	(464)	(79,376)
United Therapeutics Corp.*	(1,456)	(77,780)
		(312,817)
Building Products – (1.3)%
Fortune Brands Home & Security, Inc.*	(2,656)	(77,608)
Masco Corp.	(4,720)	(78,635)
Owens Corning*	(2,112)	(78,123)
		(234,366)

	Number of Shares	Value
Capital Markets – (5.0)%
Affiliated Managers Group, Inc.*	(608)	$(79,131)
Ameriprise Financial, Inc.	(1,248)	(78,162)
Charles Schwab Corp./The	(5,440)	(78,118)
E*TRADE Financial Corp.*	(8,736)	(78,187)
Eaton Vance Corp.	(2,464)	(78,478)
Goldman Sachs Group, Inc./The	(608)	(77,557)
Invesco Ltd.	(3,008)	(78,479)
Janus Capital Group, Inc.	(9,152)	(77,975)
Morgan Stanley	(4,080)	(78,010)
Stifel Financial Corp.*	(2,448)	(78,263)
Waddell & Reed Financial, Inc., Class A	(2,240)	(77,997)
		(860,357)
Chemicals – (1.4)%
Chemtura Corp.*	(3,664)	(77,896)
LyondellBasell Industries N.V., Class A	(1,376)	(78,556)
Rockwood Holdings, Inc.	(1,584)	(78,345)
		(234,797)
Commercial Banks – (4.0)%
Comerica, Inc.	(2,576)	(78,156)
Huntington Bancshares, Inc./OH	(12,272)	(78,418)
Regions Financial Corp.	(10,992)	(78,263)
SunTrust Banks, Inc.	(2,768)	(78,473)
Susquehanna Bancshares, Inc.	(7,456)	(78,139)
SVB Financial Group*	(1,392)	(77,910)
Synovus Financial Corp.	(31,568)	(77,341)
Webster Financial Corp.	(3,808)	(78,254)
Zions Bancorp	(3,664)	(78,410)
		(703,364)
Communications Equipment – (3.1)%
Aruba Networks, Inc.*	(3,760)	(78,020)
Ciena Corp.*	(4,992)	(78,374)
F5 Networks, Inc.*	(800)	(77,720)
JDS Uniphase Corp.*	(5,792)	(78,424)
Juniper Networks, Inc.*	(3,968)	(78,050)
Polycom, Inc.*	(7,376)	(77,153)
Riverbed Technology, Inc.*	(3,936)	(77,618)
		(545,359)
Computers & Peripherals – (0.9)%
SanDisk Corp.*	(1,792)	(78,060)
Seagate Technology plc	(2,544)	(77,541)
		(155,601)
Construction & Engineering – (1.8)%
AECOM Technology Corp.*	(3,296)	(78,445)
Fluor Corp.	(1,328)	(78,007)
Foster Wheeler AG*	(3,216)	(78,213)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
KBR, Inc.	(2,608)	$(78,031)
		(312,696)
Construction Materials – (0.5)%
Eagle Materials, Inc.	(1,344)	(78,624)
Consumer Finance – (0.4)%
Capital One Financial Corp.	(1,344)	(77,858)
Containers & Packaging – (0.4)%
Owens-Illinois, Inc.*	(3,680)	(78,274)
Diversified Consumer Services – (0.5)%
Sotheby's	(2,336)	(78,536)
Diversified Financial Services – (1.8)%
Bank of America Corp.	(6,704)	(77,766)
Citigroup, Inc.	(1,968)	(77,854)
JPMorgan Chase & Co.	(1,776)	(78,091)
Leucadia National Corp.	(3,296)	(78,412)
		(312,123)
Diversified Telecommunication Services – (0.4)%
Level 3 Communications, Inc.*	(3,376)	(78,019)
Electric Utilities – (1.4)%
Cleco Corp.	(1,968)	(78,739)
NV Energy, Inc.	(4,320)	(78,365)
Portland General Electric Co.	(2,880)	(78,797)
		(235,901)
Electrical Equipment – (0.4)%
GrafTech International Ltd.*	(8,304)	(77,975)
Electronic Equipment, Instruments & Components – (2.2)%
Arrow Electronics, Inc.*	(2,048)	(77,988)
IPG Photonics Corp.	(1,168)	(77,847)
Jabil Circuit, Inc.	(4,032)	(77,777)
Trimble Navigation Ltd.*	(1,312)	(78,432)
Vishay Intertechnology, Inc.*	(7,376)	(78,407)
		(390,451)
Energy Equipment & Services – (3.2)%
Helix Energy Solutions Group, Inc.*	(3,792)	(78,267)
Lufkin Industries, Inc.	(1,344)	(78,127)
McDermott International, Inc.*	(7,200)	(79,344)
Nabors Industries Ltd.*	(5,408)	(78,146)
Oil States International, Inc.*	(1,088)	(77,835)
Superior Energy Services, Inc.*	(3,776)	(78,239)
Weatherford International Ltd.*	(6,992)	(78,240)
		(548,198)
Gas Utilities – (1.4)%
AGL Resources, Inc.	(1,984)	(79,300)
National Fuel Gas Co.	(1,552)	(78,671)

	Number of Shares	Value
UGI Corp.	(2,400)	$(78,504)
		(236,475)
Health Care Equipment & Supplies – (2.3)%
Alere, Inc.*	(4,240)	(78,440)
Boston Scientific Corp.*	(13,680)	(78,387)
Hologic, Inc.*	(3,904)	(78,197)
Sirona Dental Systems, Inc.*	(1,216)	(78,383)
STERIS Corp.	(2,256)	(78,351)
		(391,758)
Health Care Providers & Services – (3.2)%
Brookdale Senior Living, Inc.*	(3,072)	(77,783)
Community Health Systems, Inc.	(2,544)	(78,202)
Express Scripts Holding Co.*	(1,456)	(78,624)
Health Net, Inc.*	(3,232)	(78,538)
HealthSouth Corp.*	(3,712)	(78,360)
LifePoint Hospitals, Inc.*	(2,080)	(78,520)
WellCare Health Plans, Inc.*	(1,600)	(77,904)
		(547,931)
Hotels, Restaurants & Leisure – (3.6)%
Hyatt Hotels Corp., Class A*	(2,032)	(78,374)
Las Vegas Sands Corp.	(1,680)	(77,549)
Marriott International, Inc., Class A	(2,096)	(78,118)
MGM Resorts International*	(6,688)	(77,848)
Royal Caribbean Cruises Ltd.	(2,288)	(77,792)
Starwood Hotels & Resorts Worldwide, Inc.	(1,360)	(78,010)
Wyndham Worldwide Corp.	(1,472)	(78,325)
Wynn Resorts Ltd.	(704)	(79,193)
		(625,209)
Household Durables – (4.1)%
D.R. Horton, Inc.	(3,952)	(78,171)
Harman International Industries, Inc.	(1,760)	(78,566)
Lennar Corp., Class A	(2,032)	(78,578)
MDC Holdings, Inc.	(2,128)	(78,225)
Mohawk Industries, Inc.*	(864)	(78,166)
PulteGroup, Inc.*	(4,304)	(78,161)
Ryland Group, Inc./The	(2,144)	(78,256)
Toll Brothers, Inc.*	(2,416)	(78,109)
Whirlpool Corp.	(768)	(78,144)
		(704,376)
Independent Power Producers & Energy Traders – (1.4)%
AES Corp./The	(7,328)	(78,409)
Calpine Corp.*	(4,320)	(78,322)
NRG Energy, Inc.	(3,408)	(78,350)
		(235,081)
Insurance – (4.5)%
American International Group, Inc.*	(2,192)	(77,378)
Assured Guaranty Ltd.	(5,536)	(78,777)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
CNO Financial Group, Inc.	(8,432)	$(78,670)
Genworth Financial, Inc., Class A*	(10,432)	(78,344)
Hartford Financial Services Group, Inc.	(3,488)	(78,271)
Lincoln National Corp.	(3,024)	(78,322)
MetLife, Inc.	(2,384)	(78,529)
Principal Financial Group, Inc.	(2,752)	(78,487)
Protective Life Corp.	(2,736)	(78,195)
Prudential Financial, Inc.	(1,472)	(78,502)
		(783,475)
Internet & Catalog Retail – (1.3)%
Amazon.com, Inc.*	(304)	(76,346)
Expedia, Inc.	(1,264)	(77,673)
priceline.com, Inc.*	(128)	(79,514)
		(233,533)
IT Services – (0.5)%
Lender Processing Services, Inc.	(3,200)	(78,784)
Leisure Equipment & Products – (0.4)%
Brunswick Corp.	(2,688)	(78,194)
Life Sciences Tools & Services – (0.9)%
Life Technologies Corp.*	(1,584)	(77,743)
PAREXEL International Corp.*	(2,640)	(78,117)
		(155,860)
Machinery – (6.3)%
Actuant Corp., Class A	(2,800)	(78,148)
AGCO Corp.*	(1,600)	(78,592)
Cummins, Inc.	(720)	(78,012)
Graco, Inc.	(1,520)	(78,265)
Harsco Corp.	(3,328)	(78,208)
Joy Global, Inc.	(1,232)	(78,577)
Kennametal, Inc.	(1,952)	(78,080)
Manitowoc Co., Inc./The	(4,976)	(78,024)
Oshkosh Corp.*	(2,656)	(78,750)
SPX Corp.	(1,120)	(78,568)
Terex Corp.*	(2,768)	(77,808)
Timken Co.	(1,632)	(78,059)
Trinity Industries, Inc.	(2,176)	(77,944)
WABCO Holdings, Inc.*	(1,200)	(78,228)
		(1,095,263)
Media – (2.7)%
Cablevision Systems Corp., Class A	(5,232)	(78,166)
CBS Corp., Class B	(2,048)	(77,926)
Gannett Co., Inc.	(4,368)	(78,668)
Interpublic Group of Cos., Inc./The	(7,088)	(78,110)
Live Nation Entertainment, Inc.*	(8,512)	(79,247)

	Number of Shares	Value
Omnicom Group, Inc.	(1,568)	$(78,337)
		(470,454)
Metals & Mining – (1.8)%
Allegheny Technologies, Inc.	(2,560)	(77,721)
Coeur d'Alene Mines Corp.*	(3,168)	(77,933)
Steel Dynamics, Inc.	(5,712)	(78,426)
Worthington Industries, Inc.	(2,992)	(77,762)
		(311,842)
Oil, Gas & Consumable Fuels – (5.4)%
Alpha Natural Resources, Inc.*	(7,872)	(76,673)
Arch Coal, Inc.	(10,560)	(77,299)
Cobalt International Energy, Inc.*	(3,200)	(78,592)
Denbury Resources, Inc.*	(4,832)	(78,279)
Newfield Exploration Co.*	(2,944)	(78,841)
Oasis Petroleum, Inc.*	(2,464)	(78,355)
Peabody Energy Corp.	(2,928)	(77,914)
Pioneer Natural Resources Co.	(736)	(78,450)
Rosetta Resources, Inc.*	(1,728)	(78,382)
Spectra Energy Corp.	(2,864)	(78,416)
Teekay Corp.	(2,480)	(79,608)
Whiting Petroleum Corp.*	(1,808)	(78,413)
		(939,222)
Paper & Forest Products – (0.4)%
Louisiana-Pacific Corp.*	(4,048)	(78,207)
Pharmaceuticals – (0.5)%
Hospira, Inc.*	(2,512)	(78,475)
Professional Services – (0.4)%
Manpower, Inc.	(1,840)	(78,090)
Real Estate Investment Trusts (REITs) – (0.9)%
DiamondRock Hospitality Co.	(8,704)	(78,336)
Host Hotels & Resorts, Inc.	(4,992)	(78,225)
		(156,561)
Real Estate Management & Development – (1.4)%
CBRE Group, Inc., Class A*	(3,920)	(78,008)
Forest City Enterprises, Inc., Class A*	(4,896)	(79,071)
Jones Lang LaSalle, Inc.	(928)	(77,896)
		(234,975)
Road & Rail – (0.9)%
Avis Budget Group, Inc.*	(3,920)	(77,694)
Hertz Global Holdings, Inc.*	(4,800)	(78,096)
		(155,790)
Semiconductors & Semiconductor Equipment – (4.0)%
Atmel Corp.*	(12,000)	(78,600)
Cavium, Inc.*	(2,496)	(77,900)
Cypress Semiconductor Corp.*	(7,200)	(78,048)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Number of Shares	Value
Fairchild Semiconductor International, Inc.*	(5,424)	$(78,106)
International Rectifier Corp.*	(4,384)	(77,728)
Micron Technology, Inc.*	(12,336)	(78,334)
ON Semiconductor Corp.*	(11,104)	(78,283)
Skyworks Solutions, Inc.*	(3,856)	(78,277)
Teradyne, Inc.*	(4,624)	(78,099)
		(703,375)
Software – (1.8)%
Autodesk, Inc.*	(2,208)	(78,053)
Citrix Systems, Inc.*	(1,184)	(77,848)
Parametric Technology Corp.*	(3,440)	(77,434)
QLIK Technologies, Inc.*	(3,600)	(78,192)
		(311,527)
Specialty Retail – (3.2)%
Abercrombie & Fitch Co., Class A	(1,632)	(78,287)
Advance Auto Parts, Inc.	(1,088)	(78,717)
Ascena Retail Group, Inc.*	(4,256)	(78,693)
Best Buy Co., Inc.	(6,576)	(77,926)
Guess?, Inc.	(3,200)	(78,528)
Ltd. Brands, Inc.	(1,664)	(78,308)
Pier 1 Imports, Inc.	(3,920)	(78,400)
		(548,859)
Textiles, Apparel & Luxury Goods – (0.5)%
Fossil, Inc.*	(848)	(78,949)

	Number of Shares	Value
Trading Companies & Distributors – (0.9)%
United Rentals, Inc.*	(1,712)	$(77,930)
WESCO International, Inc.*	(1,168)	(78,758)
		(156,688)
Wireless Telecommunication Services – (0.5)%
Sprint Nextel Corp.*	(13,856)	(78,564)
Total Securities Sold Short (Proceeds Received $14,750,881)		(15,644,147)
Other assets less liabilities — 99.3%		17,247,530
Net Assets — 100.0%		$17,360,830
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At December 31, 2012, the aggregate amount held in a segregated account was $12,381,774.

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$801,349
Aggregate gross unrealized depreciation	(1,765,497)
Net unrealized depreciation	$(964,148)
Federal income tax cost of investments	$1,077,448

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
1,559,668 USD	10/03/2013	Morgan Stanley	0.66%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index	$165,450
(1,539,765) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index	(0.04)%	(183,357)
					$(17,907)

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
December 31, 2012 (Unaudited)

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund
ASSETS
Investments in securities, at value(1)	$1,116,052	$3,330,578	$4,520,650	$15,757,447
Cash	477,323	312,191	366,674	2,866,384
Segregated cash balance with custodian for swap agreements (Note 2)	—	—	260,000	600,000
Segregated cash balance with broker for securities sold short (Note 2)	804,239	3,282,996	4,290,899	14,861,129
Unrealized appreciation on swap agreements	34,224	61,294	125,655	165,450
Receivables:
Securities sold	479,941	421,833	490,025	5,621,296
Dividends and interest	1,374	4,977	3,222	27,896
Investment adviser (Note 4)	12,787	9,317	8,996	1,562
Prepaid expenses	2,791	2,791	2,791	2,791
Total Assets	2,928,731	7,425,977	10,068,912	39,903,955
LIABILITIES
Securities sold short, at value(2)	1,116,059	3,331,067	4,544,811	15,644,147
Unrealized depreciation on swap agreements	10,119	8,442	73,355	183,357
Payables:
Securities purchased	513,256	345,975	383,491	6,671,694
Trustees fees (Note 4)	785	855	927	756
Dividends on securities sold short	1,108	2,384	5,279	4,726
Accrued expenses and other liabilities	49,278	44,805	52,277	38,445
Total Liabilities	1,690,605	3,733,528	5,060,140	22,543,125
Net Assets	$1,238,126	$3,692,449	$5,008,772	$17,360,830
NET ASSETS CONSIST OF:
Paid-in capital	$1,227,945	$3,898,315	$5,863,055	$20,352,934
Accumulated undistributed net investment income (loss)	(60,122)	(6,042)	(110,521)	(2,643)
Accumulated undistributed net realized gain (loss)	(97,364)	(218,510)	(693,146)	(2,291,674)
Net unrealized appreciation (depreciation) on:
Investments	93,649	87,823	236,800	213,386
Securities sold short	49,913	(121,989)	(339,716)	(893,266)
Swap agreements	24,105	52,852	52,300	(17,907)
Net Assets	$1,238,126	$3,692,449	$5,008,772	$17,360,830
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	50,001	150,000	200,001	800,001
Net Asset Value	$24.76	$24.62	$25.04	$21.70
(1)Investments in securities, at cost	$1,022,403	$3,242,755	$4,283,850	$15,544,061
(2)Securities sold short, proceeds	1,165,972	3,209,078	4,205,095	14,750,881

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
For the Six Months Ended December 31, 2012 (Unaudited)

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund
INVESTMENT INCOME
Dividend income	$40,917	$67,319	$61,998	$338,877
Interest income	—	—	128	—
Foreign withholding tax on dividends	(142)	(188)	—	(423)
Total Investment Income	40,775	67,131	62,126	338,454
EXPENSES
Dividends on securities sold short	43,624	38,345	67,260	202,170
Interest on securities sold short	3,768	6,043	3,629	25,980
Investment management fees (Note 4)	10,604	13,063	14,611	56,924
Professional fees	28,743	29,006	27,212	29,420
Custody fees	17,213	8,827	17,363	14,847
Offering costs	6,436	6,683	6,436	6,683
Index fees	11,183	11,183	11,183	11,183
CCO fees	7,987	8,346	8,001	8,416
Treasurer fees	5,865	6,166	5,871	6,226
Listing fees	2,521	2,521	2,521	2,521
Accounting fees	2,224	2,344	2,451	4,551
Trustees fees (Note 4)	1,247	1,327	1,227	1,376
Administration fees (Note 5)	636	784	877	3,416
Other fees	3,906	4,030	3,963	4,027
Total Expenses before Adjustments	145,957	138,668	172,605	377,740
Less: waivers and/or reimbursements by Adviser (Note 4)	(74,364)	(64,087)	(67,408)	(35,235)
Less: waiver of fees (Note 4)	(1,408)	(1,408)	(1,408)	(1,408)
Total Expenses after Adjustments	70,185	73,173	103,789	341,097
Net Investment Income (Loss)	(29,410)	(6,042)	(41,663)	(2,643)
NET REALIZED GAIN (LOSS) ON:
Investments in securities	282,561	106,523	136,520	118,704
In-kind redemptions of investments	278,543	593,720	91,709	568,488
Securities sold short	(121,587)	(646,844)	(231,809)	(1,921,623)
Swap agreements	19,977	(16,475)	3,262	(123,842)
Net Realized Gain (Loss)	459,494	36,924	(318)	(1,358,273)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(289,964)	(52,777)	171,576	(22,342)
Securities sold short	(180,892)	253,911	(107,486)	(1,111,553)
Swap agreements	(24,052)	49,350	905	(126,235)
Net Change in Unrealized Appreciation (Depreciation)	(494,908)	250,484	64,995	(1,260,130)
Net Realized and Unrealized Gain (Loss)	(35,414)	287,408	64,677	(2,618,403)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(64,824)	$281,366	$23,014	$(2,621,046)

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Asset
December 31, 2012

	QuantShares U.S. Market Neutral Momentum Fund Six Months Ended December 31, 2012 (Unaudited)	QuantShares U.S. Market Neutral Momentum Fund For the period 09/06/11* – 06/30/12	QuantShares U.S. Market Neutral Value Fund Six Months Ended December 31, 2012 (Unaudited)	QuantShares U.S. Market Neutral Value Fund For the period 09/12/11* – 06/30/12
OPERATIONS
Net investment income (loss)	$(29,410)	$(56,370)	$(6,042)	$(21,821)
Net realized gain (loss)	459,494	(412,030)	36,924	62,561
Net change in unrealized appreciation (depreciation)	(494,908)	662,575	250,484	(231,798)
Net Increase (Decrease) in Net Assets Resulting from Operations	(64,824)	194,175	281,366	(191,058)
DISTRIBUTIONS
Net investment income	—	—	—	—
Net realized gain	—	(121,318)	(180,536)	(117,786)
Tax return of capital	—	(2,809)	—	—
Total Distributions	—	(124,127)	(180,536)	(117,786)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	5,000,025	1,208,099	7,509,439
Cost of shares redeemed	(3,767,123)	—	(4,917,075)	—
Net Increase (Decrease) from Capital Transactions	(3,767,123)	5,000,025	(3,708,976)	7,509,439
Total Increase (Decrease) in Net Assets	(3,831,947)	5,070,073	(3,608,146)	7,200,595
NET ASSETS
Beginning of period	$5,070,073	$—	$7,300,595	$100,000 (2)
End of Period	$1,238,126	$5,070,073	$3,692,449	$7,300,595
Accumulated undistributed net investment income (loss) included in end of period net assets	$(60,122)	$(30,712)	$(6,042)	$—
SHARE TRANSACTIONS
Beginning of period	200,001	—	304,000	4,000 (2)
Shares issued	—	1	—	—
Shares issued in-kind (Note 8)	—	200,000	50,000	300,000
Shares redeemed	—	—	(4,000)	—
Shares redeemed in-kind (Note 8)	(150,000)	—	(200,000)	—
Shares Outstanding, End of Period	50,001	200,001	150,000	304,000
*	Commencement of investment operations.
(1)	Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 8 to the Financial Statements.
(2)	Represents initial seed capital.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Asset
December 31, 2012

	QuantShares U.S. Market Neutral Size Fund Six Months Ended December 31, 2012 (Unaudited)	QuantShares U.S. Market Neutral Size Fund For the period 09/06/11* – 06/30/12	QuantShares U.S. Market Neutral Anti-Beta Fund Six Months Ended December 31, 2012 (Unaudited)	QuantShares U.S. Market Neutral Anti-Beta Fund For the period 09/12/11* – 06/30/12
OPERATIONS
Net investment income (loss)	$(41,663)	$(117,296)	$(2,643)	$4,666
Net realized gain (loss)	(318)	279,693	(1,358,273)	(558,083)
Net change in unrealized appreciation (depreciation)	64,995	(115,611)	(1,260,130)	562,343
Net Increase (Decrease) in Net Assets Resulting from Operations	23,014	46,786	(2,621,046)	8,926
DISTRIBUTIONS
Net investment income	—	—	—	(4,832)
Net realized gain	—	(54,660)	(1,288)	(80,624)
Tax return of capital	—	—	—	—
Total Distributions	—	(54,660)	(1,288)	(85,456)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	15,007,240	20,805,915	14,276,783
Cost of shares redeemed	(1,234,588)	(8,779,020)	(10,329,083)	(4,693,921)
Net Increase (Decrease) from Capital Transactions	(1,234,588)	6,228,220	10,476,832	9,582,862
Total Increase (Decrease) in Net Assets	(1,211,574)	6,220,346	7,854,498	9,506,332
NET ASSETS
Beginning of period	$6,220,346	$—	$9,506,332	$—
End of Period	$5,008,772	$6,220,346	$17,360,830	$9,506,332
Accumulated undistributed net investment income (loss) included in end of period net assets	$(110,521)	$(68,858)	$(2,643)	$—
SHARE TRANSACTIONS
Beginning of period	250,001	—	400,001	—
Shares issued	—	300,001	—	1
Shares issued in-kind (Note 8)	—	300,000	850,000	600,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind (Note 8)	(50,000)	(350,000)	(450,000)	(200,000)
Shares Outstanding, End of Period	200,001	250,001	800,001	400,001
*	Commencement of investment operations.
(1)	Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 8 to the Financial Statements.

See accompanying notes to the financial statements.

FQF Trust

Financial Highlights for a share outstanding throughout the period

		PER SHARE OPERATING PERFORMANCE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)		Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
QuantShares U.S. Market Neutral Momentum Fund
For the six months ended 12/31/12 (Unaudited)	$25.35	$(0.18)	$(0.41)		$(0.59)	$—	$—	$—	$—	$24.76
For the period 09/06/11* – 06/30/12	25.00	(0.28)	1.25		0.97	—	(0.61)	(0.01)	(0.62)	25.35
QuantShares U.S. Market Neutral Value Fund
For the six months ended 12/31/12 (Unaudited)	24.02	(0.03)	1.34		1.31	—	(0.71)	—	(0.71)	24.62
For the period 09/12/11* – 06/30/12	25.00	(0.09)	(0.31)		(0.40)	—	(0.58)	—	(0.58)	24.02
QuantShares U.S. Market Neutral Size Fund
For the six months ended 12/31/12 (Unaudited)	24.88	(0.18)	0.34		0.16	—	—	—	—	25.04
For the period 09/06/11* – 06/30/12	25.00	(0.40)	0.46		0.06	—	(0.18)	—	(0.18)	24.88
QuantShares U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/12 (Unaudited)	23.77	— (8)	(2.07)		(2.07)	—	— (8)	—	— (8)	21.70
For the period 09/12/11* – 06/30/12	25.00	0.02	(0.83	)(7)	(0.81)	(0.02)	(0.40)	—	(0.42)	23.77
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(5)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(6)	In-kind transactions are not included in portfolio turnover calculations.
(7)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(8)	Per share amount is less than $0.005.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)					Total Return(3)
	Expenses, after waivers and before securities sold short	Expenses, after waivers and securities sold short	Expenses, before waivers and after securities sold short	Net investment income (loss)	Net investment income (loss), before waivers	Net asset value(4)	Market value(5)	Portfolio turnover rate (excluding short sales)(3),(6)	Portfolio turnover rate (including short sales)(3),(6)	Ending net assets (thousands)
QuantShares U.S. Market Neutral Momentum Fund
For the six months ended 12/31/12 (Unaudited)	1.07%	3.30%	6.86%	(1.38)%	(4.93)%	(2.29)%	(3.86)%	111%	213%	$1,238
For the period 09/06/11* – 06/30/12	0.99	2.65	5.40	(1.42)	(4.17)	4.04	4.28	196	372	5,070
QuantShares U.S. Market Neutral Value Fund
For the six months ended 12/31/12 (Unaudited)	1.10	2.79	5.29	(0.23)	(2.72)	5.53	5.53	64	148	3,692
For the period 09/12/11* – 06/30/12	0.99	2.46	4.80	(0.46)	(2.81)	(1.70)	(1.70)	88	184	7,301
QuantShares U.S. Market Neutral Size Fund
For the six months ended 12/31/12 (Unaudited)	1.12	3.54	5.90	(1.42)	(3.76)	0.64	0.68	49	72	5,009
For the period 09/06/11* – 06/30/12	0.99	3.30	5.26	(1.94)	(3.90)	0.28	0.28	90	312	6,220
QuantShares U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/12 (Unaudited)	0.99	2.99	3.31	(0.02)	(0.34)	(8.66)	(8.57)	57	197	17,361
For the period 09/12/11* – 06/30/12	0.99	2.22	4.74	0.11	(2.41)	(3.21)	(3.13)	68	207	9,506

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
December 31, 2012 (Unaudited)

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust currently consists of four series (collectively the “Funds” or individually the “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, and QuantShares U.S. Market Neutral Anti-Beta Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from July 27, 2011 (initial seeding date) until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value of $25.00 per share.

Following the recommendation of the Adviser, the Board of Trustees of the Trust approved the closing and subsequent liquidation of the QuantShares U.S. Market Neutral High Beta Fund, QuantShares U.S. Market Neutral Anti-Momentum Fund, and QuantShares U.S. Market Neutral Quality Fund pursuant to the terms of a Plan of Liquidation approved on October 19, 2012. The Funds were liquidated on November 19, 2012.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation guidelines which are approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Open-end investment companies are valued at their net asset value.

Generally, the Fund prices its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees) and records the change in

FQF Trust
Notes to Financial Statements (continued)
December 31, 2012 (Unaudited)

value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Fair Value Measurements and Disclosures — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” The standard clarified the application of their existing fair value measurement requirements, changed certain principles related to measuring fair value, and required additional disclosures about fair value measurements. Required disclosures were expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs, is required. The standard was effective for annual periods beginning after December 15, 2011 and is to be applied prospectively.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2012 (Unaudited)

The following is a summary of the valuations as of December 31, 2012, for each Fund based upon the three levels defined above:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs
	Common Stocks	Swap Agreements*	Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$1,116,052	$34,224	$1,150,276
Liabilities:	(1,116,059)	(10,119)	(1,126,178)
Totals:	$(7)	$24,105	$24,098
QuantShares U.S. Market Neutral Value Fund
Assets:	$3,330,578	$61,294	$3,391,872
Liabilities:	(3,331,067)	(8,442)	(3,339,509)
Totals:	$(489)	$52,852	$52,363
QuantShares U.S. Market Neutral Size Fund
Assets:	$4,520,650	$125,655	$4,646,305
Liabilities:	(4,544,811)	(73,355)	(4,618,166)
Totals:	$(24,161)	$52,300	$28,139
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$15,757,447	$165,450	$15,922,897
Liabilities:	(15,644,147)	(183,357)	(15,827,504)
Totals:	$113,300	$(17,907)	$95,393
*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the period ended December 31, 2012, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

There were no transfers between Level 1 and Level 2 for the period ending December 31, 2012.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax-free income status under the Internal Revenue Code of 1986 and failing to maintain exempt status under the 1940 Act.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a

FQF Trust
Notes to Financial Statements (continued)
December 31, 2012 (Unaudited)

Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Futures

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many

FQF Trust
Notes to Financial Statements (continued)
December 31, 2012 (Unaudited)

futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Swaps

The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or

FQF Trust
Notes to Financial Statements (continued)
December 31, 2012 (Unaudited)

segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The Funds used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the period ended December 31, 2012:

Fund	Average Contract Long	Average Contract Short
QuantShares U.S. Market Neutral Momentum Fund	$406,542	$405,069
QuantShares U.S. Market Neutral Value Fund	483,024	478,803
QuantShares U.S. Market Neutral Size Fund	575,947	578,160
QuantShares U.S. Market Neutral Anti-Beta Fund	2,393,240	2,399,491

The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of December 31, 2012
	Derivatives not accounted for as hedging instruments under ASC 815	Location	Assets	Liabilities
Fund			Value	Value
	Swap agreements	Statements of Assets and Liabilities
QuantShares U.S. Market Neutral Momentum Fund			$34,224	$10,119
QuantShares U.S. Market Neutral Value Fund			61,294	8,442
QuantShares U.S. Market Neutral Size Fund			125,655	73,355
QuantShares U.S. Market Neutral Anti-Beta Fund			165,450	183,357

The Effect of Derivative Instruments on the Statements of Operations as of December 31, 2012
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Swap agreements
QuantShares U.S. Market Neutral Momentum Fund		$19,977	$(24,052)
QuantShares U.S. Market Neutral Value Fund		(16,475)	49,350
QuantShares U.S. Market Neutral Size Fund		3,262	905
QuantShares U.S. Market Neutral Anti-Beta Fund		(123,842)	(126,235)

FQF Trust
Notes to Financial Statements (continued)
December 31, 2012 (Unaudited)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one period, the term of each repurchase agreement will always be less than one period. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of December 31, 2012, management of the Funds has reviewed the open tax period and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from Financial Accounting Standards Board (“FASB”) and ongoing analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income, if any, are distributed annually. Net capital gains are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2012 (Unaudited)

The tax of the distributions paid for the tax year ended June 30, 2012, were as follows:

	Distributions paid from
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
QuantShares U.S. Market Neutral Momentum Fund	$119,158	$2,160	$2,809	$124,127
QuantShares U.S. Market Neutral Value Fund	117,625	161	—	117,786
QuantShares U.S. Market Neutral Size Fund	53,783	877	—	54,660
QuantShares U.S. Market Neutral Anti-Beta Fund	85,246	210	—	85,456

At June 30, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)*
QuantShares U.S. Market Neutral Momentum Fund	$—	$—	$(461,588)	$630,705
QuantShares U.S. Market Neutral Value Fund	180,192	341	—	(407,203)
QuantShares U.S. Market Neutral Size Fund	—	—	(282,928)	(572,027)
QuantShares U.S. Market Neutral Anti-Beta Fund	—	1,285	(422,548)	69,832
*	The differences between the book and tax basis unrealized appreciation (depreciation) is attributable to: tax deferral of losses on wash sales and return of capital distributions.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry on expiration date. Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of June 30, 2012, the Funds will elect to treat the following late-year ordinary losses and post-October capital losses as arising on July 1, 2012:

Fund	Ordinary Late Year Deferrals	Post-October Capital Losses	Total
QuantShares U.S. Market Neutral Momentum Fund	$30,712	$430,876	$461,588
QuantShares U.S. Market Neutral Value Fund	—	—	—
QuantShares U.S. Market Neutral Size Fund	68,858	214,070	282,928
QuantShares U.S. Market Neutral Anti-Beta Fund	—	422,548	422,548

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2012 (Unaudited)

4. Fees and Other Transactions with Affiliates

Under an investment management agreement between the Adviser and the Trust, on behalf of each Fund (“Management Agreement”), the Funds pay the Adviser a fee at an annualized rate, based on each Fund’s average daily net assets, of 0.50%. The Adviser manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Board. The Trust pays all expenses of its operations and business not specifically assumed or agreed to be paid by the Adviser.

The Adviser has contractually undertaken until October 31,2013 to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of each Fund are limited to 1.49% of average daily net assets. This undertaking can only be changed with the approval of the Board of Trustees. Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for that Fund provided that repayment does not cause Operating Expenses to exceed 1.49% of that Fund’s average daily net assets for QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund and QuantShares U.S. Market Neutral Size Fund. This limitation was implemented on November 5, 2012. This expense limitation was 0.99% of average daily net assets prior to November 5, 2012, for the three Funds. In addition, the Adviser has voluntarily determined to waive fees and/or reimburse expenses until further notice to the extent necessary to prevent the Operating Expenses of the QuantShares U.S. Market Neutral Anti-Beta Fund from exceeding 0.99% of average daily net assets. This voluntary waiver and/or reimbursement may be discontinued at any time.

For the period ended December 31, 2012, management fees waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
QuantShares U.S. Market Neutral Momentum Fund	$10,604	$63,760
QuantShares U.S. Market Neutral Value Fund	13,063	51,024
QuantShares U.S. Market Neutral Size Fund	14,611	52,797
QuantShares U.S. Market Neutral Anti-Beta Fund	35,235	—

Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed 0.99% or 1.49% (as described above related to the Operating Expense limitation) of the Fund’s average net assets. Any such repayment must be made within three periods after the month in which the Adviser incurred the expense. As of December 31, 2012, the amounts eligible for recoupment and the period of expiration are as follows:

	Expires			Total Eligible for Recoupment
Fund	2014	2015	2016
QuantShares U.S. Market Neutral Momentum Fund	$42,017	$141,454	$—	$183,471
QuantShares U.S. Market Neutral Value Fund	40,258	133,928	—	174,186
QuantShares U.S. Market Neutral Size Fund	38,276	147,702	—	185,978
QuantShares U.S. Market Neutral Anti-Beta Fund	40,790	103,556	—	144,346

Foreside Financial Services, LLC has agreed to temporarily waive a portion of its fees in the amount of $3,575 per anum. This waiver will continue until March 31, 2013.

The Trust pays each Independent Trustee $5,000 per period for attendance at meetings of the Board with such amount paid pro rata on a quarterly basis. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2012 (Unaudited)

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as Administrator to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. The Funds will be subject to fee minimums in September of 2013.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as Custodian to the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

7. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.

8. Issuance and Redemption of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund’s Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Fund shares in Creation Units.

A fixed creation transaction fee of $500 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process or to the extent that cash is used in lieu of securities to purchase Creation Units.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2012 (Unaudited)

9. Investment Transactions

For the period ended December 31, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

	Purchases		Sales
Fund	Long	Short	Long	Short
QuantShares U.S. Market Neutral Momentum Fund	$4,237,466	$7,327,379	$4,531,054	$3,573,609
QuantShares U.S. Market Neutral Value Fund	3,032,607	7,114,806	3,501,203	3,458,712
QuantShares U.S. Market Neutral Size Fund	2,581,954	2,253,567	2,974,668	820,992
QuantShares U.S. Market Neutral Anti-Beta Fund	11,398,847	27,610,157	13,673,646	31,662,385

10. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended December 31, 2012, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Realized Gain
QuantShares U.S. Market Neutral Momentum Fund	$3,429,881	$278,543
QuantShares U.S. Market Neutral Value Fund	4,543,252	593,720
QuantShares U.S. Market Neutral Size Fund	1,105,085	91,709
QuantShares U.S. Market Neutral Anti-Beta Fund	9,453,921	568,488

During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended December 31, 2012, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
QuantShares U.S. Market Neutral Value Fund	$1,105,310
QuantShares U.S. Market Neutral Anti-Beta Fund	18,266,110

11. Principal Risks

Momentum Risk:  For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have recently had high total returns and shorting securities that have had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

Value Risk:  For the QuantShares U.S. Market Neutral Value Fund, value factor investing entails investing in securities that are inexpensive (or “cheap”) relative to other stocks in the universe based on ratios such as earnings to price or book to price and shorting securities that are expensive based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a Fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Size Risk:  For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a Fund using a size strategy may suffer.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2012 (Unaudited)

Anti-Beta Risk:  For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk:  To the extent that the Target Index is concentrated in a particular industry, a Fund also will be concentrated in that industry, which may subject a Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures to more than its net asset value by a significant amount.

Market Neutral Style Risk:  There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

Premium/Discount Risk:  Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

Short Sale Risk:  If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected.

12. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds' organizational documents, the officers and trustees are indemnified against certain liabilities arising out of

FQF Trust
Notes to Financial Statements (continued)
December 31, 2012 (Unaudited)

the performance of their duties to the Funds. The Funds' maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds' indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

13. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no additional recognized or non-recognized subsequent events relevant for financial statement disclosure.

FQF Trust
Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the entire period ended, December 31, 2012.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per period before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Examples (Unaudited)

	Beginning Account Value 07/01/12	Ending Account Value 12/31/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
QuantShares U.S. Market Neutral Momentum Fund
Actual	$1,000.00	$977.10	$16.45	3.30%
Hypothetical	$1,000.00	$1,008.57	$16.71	3.30%
QuantShares U.S. Market Neutral Value Fund
Actual	$1,000.00	$1,055.30	$14.45	2.79%
Hypothetical	$1,000.00	$1,011.14	$14.14	2.79%
QuantShares U.S. Market Neutral Size Fund
Actual	$1,000.00	$1,006.40	$17.90	3.54%
Hypothetical	$1,000.00	$1,007.36	$17.91	3.54%
QuantShares U.S. Market Neutral Anti-Beta Fund
Actual	$1,000.00	$913.40	$14.42	2.99%
Hypothetical	$1,000.00	$1,010.13	$15.15	2.99%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-period divided by the 365 days in the fiscal period (to reflect the one half period period).

FQF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.quant-shares.com or the SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal period on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Trust’s website at www.quant-shares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

FQF Trust

230 Congress Street, Floor 5
Boston, MA 02110
www.quant-shares.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:          /s/ William DeRoche

William DeRoche

President

February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ William DeRoche

William DeRoche

President

February 27, 2013

By:         /s/ Brent Arvidson

Brent Arvidson

Principal Financial Officer and Treasurer

February 27, 2013